DAVIS TAX-FREE HIGH
                                                                     INCOME FUND


                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 1998

[PICTURE]


                                                               [DAVIS FUND LOGO]

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

================================================================================

Dear Shareholder:

The Davis Tax-Free High Income Fund, Inc. emphasizes long-term, risk-adjusted performance and, as of September 30, 1998, continued to hold Morningstar's highest risk-adjusted rating, ***** (five stars) for every time measured for both its Class A and Class B shares.(1) Contributing to your Fund's superior risk-adjusted rating has been its low volatility in addition to its total return. The Fund's volatility is so low that Morningstar classifies it as a short-term municipal fund. Furthermore, the Fund's Class B shares have generated a positive return in every year since its inception in March, 1985, although there can be no assurance it will continue to do so in the future.

According to Morningstar, "This fund sports a terrific record: Its long-term returns all place in the muni short-term category's best decile, and its yield has been among the best, as well. The fund's risk scores are nearly as
good....Manager Clark Stamper's exploitation of market inefficiencies is the fund's key strength."(2)

In terms of absolute performance, the Fund's Class A shares generated a total return on net asset value of 6.53% for the one-year period ended September 30, 1998.(3) This compared with an average return of 8.20% for the 50 high-yield municipal bond funds tracked by Lipper Analytical Services, Inc.(4) The Fund trailed its peer group because it was more defensively positioned during a period when the market generally rallied, but we think the portfolio is appropriately structured for the investment environment we see ahead.

Well-Positioned for a Flight to Quality

The first nine months of calendar 1998 were a fairly rosy period overall for the bond markets, with long-term Treasury yields declining from around 6% at the start of the year to around 5% on September 30. The municipal market followed this trend, albeit on a lagging basis because the rally was driven mainly by foreign buyers fleeing financial turmoil in Asia and rushing to purchase U.S. Treasuries. These investors do not buy tax-free municipal securities.

Because the municipal market lagged, yields on tax-free bonds reached extremely attractive levels, with yields on AAA-rated municipals equal to about 93% of U.S. Treasury yields in September.(5) That's the narrowest the spread between municipal and Treasury yields has been since 1996 when politicians were debating the merits of a flat income tax, which would have negated the appeal of tax-free municipal bonds.

Credit quality fears began to emerge in the taxable bond market in mid-July and gained momentum as the third quarter progressed. Triggering the sharp reversal in market sentiment were growing concerns about international financial problems along with the threat of a global credit crunch and rising interest rates. Even after the Federal Reserve's two rate cuts--one in late September and the other in mid-October--the markets continue to be gripped by volatility and illiquidity.

These concerns have also spilled over to the municipal market, causing lower quality municipals to trade poorly as investors rush to quality and away from risk. We believe your Fund's defensive strategy is well-suited to this volatile market environment, including the likelihood of credit-quality problems if deflationary pressures mount.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

================================================================================

As we observed the steep declines suffered by issuers of low credit quality in the taxable markets, we further pruned the Fund's lower-quality holdings. As a result, your Fund's credit quality rating remains high, with an average rating of AA- for all the securities in its portfolio.(5) As another measure of the portfolio's defensive posture, approximately 39% of the bonds are backed by private municipal bond insurance or a federal agency. In addition, to further lower overall risk, the Fund continues to be highly diversified with more than 500 positions from issuers in all 50 states.

Rigorous Research and a Value-Oriented Philosophy

In managing your Fund, we pursue a value-oriented investment philosophy. Our approach is long term and concentrates primarily on evaluating the risk and reward trade-offs of different investments through a disciplined research process.

We build the portfolio bond by bond, using bottom-up, in-depth credit analysis of municipal bond issuers to minimize credit risk. To manage interest rate risk and call risk, we carefully focus on the upside potential and downside protection of each individual investment. We also employ top-down management techniques to assure proper portfolio diversification.

Your Fund continues to emphasize the same strategies that it used to achieve its top risk-adjusted performance rating. To obtain extra yield per credit quality and a more favorable risk/return relationship, we buy bonds that are out of the spotlight and often mispriced. In addition, to gain a more than proportionate amount of downside protection, the Fund has relinquished some upside potential by investing in cushion bonds.

Cushion bonds are bonds that pay larger than average interest rates and that can be purchased at relatively low prices because investors generally expect the bonds to be called in or redeemed by the issuer before maturity. Through careful research, our objective is to identify bonds that are unlikely to be called despite the market's expectations. Because the bonds are purchased at relatively low prices, the Fund has some cushion if the market drops. Furthermore, if the bonds remain strong after the anticipated call date--as has occurred in many instances--the Fund continues to collect the bonds' high tax-free income.

One example of a recent cushion bond investment is the Fund's purchase of New Jersey Health, Muhlenberg Regional Medical Center 7.60% bonds due on July 1, 2002.(6) This issue is insured by AMBAC and, thus, carries a AAA rating. The Fund purchased these bonds at a 5.98% yield to the 30-day call. If the bonds remain strong until maturity in 2002, the Fund will earn a 6.84% yield to maturity on its investment.

The Fund's defensive strategies position the Fund to outperform its peer group if credit quality spreads--that is, the difference in yields between high-quality and lower-quality bonds--widen. Spreads have already widened dramatically in the taxable market and we expect a similar occurrence in the tax-free market, meaning low-quality municipals could significantly underperform high-quality issues going forward. While our strategies provide extra yield and downside protection, they would also limit the Fund's upside potential if interest rates dropped substantially, or if the credit quality environment improved dramatically due to a booming economy.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

================================================================================

As always, we remain dedicated to helping our shareholders build and preserve wealth over time. We believe the Fund's conservative approach will reward shareholders with relatively high levels of tax-free income and strong performance, consistent with our focus on minimizing volatility and maximizing long-term risk-adjusted returns.

Sincerely,


/s/ Shelby M.C. Davis                                /s/ B. Clark Stamper

Shelby M.C. Davis                                    B. Clark Stamper
Chief Investment Officer                             Portfolio Manager

November  4, 1998

----------

This Annual Report is furnished to you by Davis Distributors, LLC, which acts as the distributor for Davis Tax-Free High Income Fund, Inc. This Annual Report is authorized for distribution only when accompanied or preceded by a current prospectus of Davis Tax-Free High Income Fund, Inc. which contains more information about fees and expenses. Please read the prospectus carefully before investing or sending money.

(1) Source: Morningstar Mutual Funds, September 30, 1998. Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 1998. Subject to change every month, Morningstar ratings are calculated from a fund's three-, five-, and 10-year average annual total returns in excess of 90-day Treasury bill ("T-bill") returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund's Class A shares (inception date December 1, 1994) were rated against 1,581 municipal bond funds for the three-year period. The Fund's Class B shares were rated against 1,581, 943, and 359 municipal bond funds for the three-, five-, and 10-year periods, respectively. Ten percent of the funds in an investment category receive five stars; the next 22.5% receive four stars; the next 35% receive three stars; the next 22.5% receive two stars, and 10% receive one star. Star ratings for the Fund's other classes may vary and are available only for those classes with at least three years of performance history. Past performance is not a guarantee of future results.

(2) Source: Morningstar Mutual Funds, May 27, 1998.

(3) Average annual total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

================================================================================

* (Without a sales charge taken into consideration for the period ended September 30, 1998)

---------------------------------------------------------------------------------------------------------------

             FUND NAME                 1 YEAR      3 YEAR     5 YEAR     10 YEAR            INCEPTION
             ---------                  -----       -----      -----       -----            ---------
---------------------------------------------------------------------------------------------------------------
  Davis Tax-Free High Income "A"       6.53%       6.83%        N/A        N/A           7.43% - 12/01/94
---------------------------------------------------------------------------------------------------------------
  Davis Tax-Free High Income "B"       5.74%       6.04%       5.51%      6.95%          7.11% - 03/21/85
---------------------------------------------------------------------------------------------------------------
  Davis Tax-Free High Income "C"       5.74%        N/A         N/A        N/A           5.84% - 08/18/97
---------------------------------------------------------------------------------------------------------------
  Davis Tax-Free High Income "Y"        N/A         N/A         N/A        N/A           6.34% - 10/06/97+
---------------------------------------------------------------------------------------------------------------

+ Return is non-annualized

** (With a 4.75% sales charge or any applicable contingent deferred sales charge taken into consideration for the period ended September 30, 1998)

---------------------------------------------------------------------------------------------------------------

             FUND NAME                 1 YEAR      3 YEAR     5 YEAR     10 YEAR            INCEPTION
             ---------                  -----       -----      -----        ----            ---------
---------------------------------------------------------------------------------------------------------------
  Davis Tax-Free High Income "A"       1.47%       5.11%        N/A        N/A           6.09% - 12/01/94
---------------------------------------------------------------------------------------------------------------
  Davis Tax-Free High Income "B"       1.75%       5.15%       5.20%      6.95%          7.11% - 03/21/85
---------------------------------------------------------------------------------------------------------------
  Davis Tax-Free High Income "C"       4.74%        N/A         N/A        N/A           5.84% - 08/18/97
---------------------------------------------------------------------------------------------------------------
  Davis Tax-Free High Income "Y"        N/A         N/A         N/A        N/A           6.34% - 10/06/97+
---------------------------------------------------------------------------------------------------------------

+ Return is non-annualized

(4) Lipper Analytical Services, Inc. rankings are based on total returns but do not consider sales charges.

(5) Standard & Poor's Corporate Bond Ratings -

      AAA--Debt rated AAA has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

(6) The Fund's portfolio securities as of September 30, 1998, including the securities discussed in this letter, are listed in the Schedule of Investments. Portfolio holdings are subject to change.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico 87501

================================================================================

Table of Key Statistics

                          Net Asset Value Total Returns

--------------------------------------------------------------------------------
   Class A Shares       3 mos.   1.88%    6 mos.3.11%    12 mos.           6.53%
   Class B Shares       3 mos.   1.69%    6 mos.2.72%    12 mos.           5.74%
   Class C Shares       3 mos.   1.58%    6 mos.2.73%    12 mos.           5.74%
   Class Y Shares       3 mos.   1.71%    6 mos.3.14%    since 10/06/97    6.34%
--------------------------------------------------------------------------------

                  Net Asset Value Average Annual Total Returns

-------------------------------------------------------------------------------
   Class A Shares       3 yrs.6.83%    Since inception (December 1, 1994) 7.43%
   Class B Shares       3 yrs.6.04%       5 yrs.    5.51%    10 yrs.      6.95%
   Class C Shares                      Since inception (August 18, 1997)  5.84%
-------------------------------------------------------------------------------

    Composition of the Fund's Portfolio by Quality Rating as a Percentage of
                       Total Assets at September 30, 1998

                                           Fund's Assessment of   General Definition
Moody's/S&P Rating Category   Percentage   Non-rated Securities     of Bond Quality
---------------------------   ----------   --------------------     ---------------
Aaa/AAA.......................  48.01%          0.12%              Highest quality
Aa/AA.........................  11.76%          0.00%              High quality
A/A...........................  16.07%          0.45%              Upper medium grade
Baa/BBB.......................   6.75%          2.97%              Medium grade
Ba/BB.........................   3.77%          3.86%              Some speculative
                                                                      elements
B/B...........................   1.31%          1.71%              Speculative
Caa/CCC.......................   0.00%          0.00%              More speculative
Ca, C/CC, C, D................   0.00%          0.00%              Very speculative,
                                                                      may be in default
Not Rated.....................   9.11%          0.00%              Not rated by
                                                                   Moody's or S&P
Short-term Investments........   3.22%          0.00%
                               -------          -----
                               100.00%          9.11%

Average credit rating:             AA-
Weighted average maturity:         16.84 years

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Comparison of Davis Tax-Free High Income Fund, Inc., Class A Shares and Lehman Brothers 10 Year Revenue Bond Index

==============================================================================

Average Annual Total Return For the        Non-Annualized Total Return For the
Periods ended September 30, 1998.          Period ended September 30, 1998.

--------------------------------------------------------------------------------
CLASS A SHARES                             CLASS Y SHARES
(This calculation includes an              (There is no sales charge applicable
initial sales charge of 4 3/4%).           to this calculation.)
One Year ......................... 1.47%
Life of Class (December 1, 1994            Life of Class (October 6, 1997
    through September 30, 1998)... 6.09%   through September 30, 1997)... 6.34%
--------------------------------------------------------------------------------

$10,000 invested at inception. Let's say you invested $10,000 in Davis Tax-Free High Income Fund, Inc. A shares on December 1, 1994 (inception of class) and paid a 4 3/4% sales charge. As the chart below shows, by September 30, 1998 the value of your investment would have grown to $12,543 - a 25.43% increase on your initial investment. For comparison, the Lehman Brothers 10 Year Revenue Bond Index is also presented on the chart below.

   [The following table was depicted as a line chart in the printed material]

                       Davis Tax-Free High                       Lehman Brothers
                       Income Fund Class A                       10 Year Revenue
                       -------------------                       ---------------
12/1/94                            9,525                                  10,000
9/30/95                           10,285                                  11,652
9/30/96                           10,936                                  12,162
9/30/97                           11,774                                  13,283
9/30/98                           12,543                                  14,449

Lehman Brothers 10 Year Revenue Bond Index is an unmanaged index and has no specific investment objective. The index used includes gross dividends reinvested, but does not take into account any sales charge.

The performance data for Davis Tax-Free High Income Fund, Inc. contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Comparison of Davis Tax-Free High Income Fund, Inc., Class B Shares and Lehman Brothers 10 Year Revenue Bond Index

================================================================================

Average Annual Total Return For the Periods ended September 30, 1998.

--------------------------------------------------------------------------------
CLASS B SHARES (This calculation includes applicable contingent deferred sales charges.)
One Year ...........................................................      1.75%
Five Years .........................................................      5.20%
Ten Years ..........................................................      6.95%
--------------------------------------------------------------------------------

$10,000 invested over ten years. Let's say you invested $10,000 in Davis Tax-Free High Income Fund, Inc. B shares on September 30, 1988. As the chart below shows, by September 30, 1998 the value of your investment would have grown to $19,581 - a 95.81% increase on your initial investment. For comparison, the Lehman Brothers 10 Year Revenue Bond Index is also presented on the chart below.

   [The following table was depicted as a line chart in the printed material]

                          Davis Tax-Free High                    Lehman Brothers
                          Income Fund Class B                    10 Year Revenue
                          -------------------                    ---------------
9/30/88                              10,000                               10,000
9/30/89                              10,863                               10,791
9/30/90                              11,445                               11,520
9/30/91                              12,601                               13,138
9/30/92                              13,725                               14,498
9/30/93                              14,974                               16,418
9/30/94                              15,395                               16,140
9/30/95                              16,417                               18,025
9/30/96                              17,325                               18,930
9/30/97                              18,518                               20,674
9/30/98                              19,581                               22,489

Lehman Brothers 10 Year Revenue Bond Index is an unmanaged index and has no specific investment objective. The index used includes gross dividends reinvested, but does not take into account any sales charge.

The performance data for Davis Tax-Free High Income Fund, Inc. contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Comparison of Davis Tax-Free High Income Fund, Inc., Class C Shares and Lehman Brothers 10 Year Revenue Bond Index

================================================================================

Average Annual Total Return For the Periods ended September 30, 1998.

--------------------------------------------------------------------------------
CLASS C SHARES
(This calculation includes any applicable contingent deferred sales charge.)

One Year ...............................................................   4.74%
Life of Class (August 18, 1997 through September 30, 1998) .............   5.84%
--------------------------------------------------------------------------------

$10,000 invested on August 31, 1997. Let's say you invested $10,000 in Davis Tax-Free High Income Fund, Inc. C shares on August 31, 1997. As the chart below shows, by September 30, 1998 the value of your investment would have grown to $10,655 - a 6.55% increase on your initial investment. For comparison, the Lehman Brothers 10 Year Revenue Bond Index is also presented on the chart below.

   [The following table was depicted as a line chart in the printed material]

                          Davis Tax-Free High                    Lehman Brothers
                          Income Fund Class C                    10 Year Revenue
                          -------------------                    ---------------
8/31/97                              10,000                               10,000
9/30/97                              10,077                               10,121
9/30/98                              10,655                               11,009

Lehman Brothers 10 Year Revenue Bond Index is an unmanaged index and has no specific investment objective. The index used includes gross dividends reinvested, but does not take into account any sales charge.

The performance data for Davis Tax-Free High Income Fund, Inc. contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Portfolio Holdings as of September 30, 1998
================================================================================

[The following two tables were depicted as pie charts in the printed material.]

Portfolio Makeup                                    (% of Fund Net Assets)
----------------                                    ----------------------

Cash, Short-term Bonds & Other Assets                        3.4%
Municipal Bonds                                             96.6%

Sector Weightings                                      (% of Portfolio)
-----------------                                      ----------------

General Obligation                                           9.7%
Other                                                        2.2%
Utilities                                                   10.4%
Education                                                    3.9%
Health                                                      23.3%
Housing                                                      9.6%
Ind. Dev. Rev.                                               4.9%
Poft. Ctrl. Rev                                              8.2%
Revenue Bonds                                               27.8%


                                                                                             % of Fund
Top 10 Holdings                                                               State          Net Assets
-------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA, Tax and Revenue Antic. Note, 4.50%, 10/01/99           California     2.31%
Port Auth NY & NJ Rev. Bds. (Cons.-Seventy-Second) Ser. '92, 7.35%,           New York       2.13%
     10/01/27
Monroe Cnty., MI, Poll. Ctl. Rev. Bds. (Detroit EDSN Prj.) Ser. '89 I,        Michigan       1.93%
     7.50%, 09/01/19
Ohio St. Air Quality Dev. Auth. Rev. Bds. (Pollution Ctl./Ohio Edison         Ohio           1.49%
     Ser. '90, 7.45%, 03/01/16
Pennsylvania Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds., Ser. 28,               Pennsylvania   1.45%
     7.55%, 10/01/23
Kentucky Asset/Liability Comm. Gen. Fd. Rev. Bds., Tax & Rev. Antic           Kentucky       1.44%
     Nts., Ser. '98 A, 4.50%, 06/25/99
Louisville & Jefferson Cnty., KY, Riverport Auth. Mtg. Rev. Bds.,             Kentucky       1.36%
     Ser. '86, 7.875%, 05/15/16
Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Hinsdale Hosp.) Ser. '90 A,         Illinois       1.29%
     9.00%, 11/15/15
Chicago, IL, Pub. Bldg. Comm. Mtg. Rev. Bds. (MBIA Insured) Ser. A,           Illinois       1.20%
     7.125%, 01/01/15
Brazos River Auth., TX, Pollution Control Rev. Ref. Bds. (Texas Util. Elec.   Texas          1.18%
     Co. Prj.) Ser. A, 5.55%, 05/01/33

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments
At September 30, 1998

================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - (96.58%)
                ALABAMA - (1.22%)
$   3,670,000   Birmingham Med. Ctr., Eastern Alabama Special Care Fac. Rev. Ref. Bds.
                  (MBIA Insured) , 7.25%, 07/01/15...........................................  $     3,680,973
      295,000   Houston Cnty., AL, (Southeast Alabama Med. Ctr. Prj.) (MBIA Insured),
                  7.625%, 04/01/07...........................................................          304,927
      115,000   Ozark, AL, Medical Clinic Brd. 1st Mtg. Rev. Bds. (United States Hlth. &
                  Hsg. Foundation, Inc. Prj.), 9.25%, 10/01/99...............................          118,203
      770,000   Selma, AL, Ind'l. Dev. Brd. Ind'l. Dev. Rev. Bds., (Hammermill Plant Prj.)
                  Ser. '79, 6.875%, 04/01/04.................................................          779,409
      500,000   The Special Care Fac. Fin. Auth. of the City of Pell City, AL, 1st Mtg.
                  Rev. Bds. (The Village of Cook Springs, Inc. Prj.) Ser. '93-A,
                  8.50%, 07/01/18............................................................          560,600
    1,000,000   The West Jefferson Amusement and Public Park Auth. (Alabama) 1st Mtg.
                  Rev. Bds. (Visionland Alabama Prj.) Ser. '96, 7.50%, 12/01/08..............        1,075,980
                                                                                               ---------------
                                                                                                     6,520,092
                                                                                               ---------------
                ALASKA - (0.59%)
    2,000,000   Alaska Energy Auth. Pwr. Rev. Bds. (Bradley Lake Prj.), 7.25%, 07/01/16......        2,091,740
      770,000   Alaska Energy Auth. Pwr. Rev. Bds. (Bradley Lake Prj.), 6.25%, 07/01/21......          784,676
      265,000   Alaska St. Hsg. Fin. Corp. Collateralized Home Mtg. Bds. - Ser. '89A-1,
                  7.625%, 12/01/13...........................................................          270,830
                                                                                               ---------------
                                                                                                     3,147,246
                                                                                               ---------------
                ARIZONA - (1.32%)
    1,000,000   Arizona Educ. Loan Marketing Corp., Educ. Loan Rev. Bds., Ser. B,
                  7.30%, 09/01/03............................................................        1,049,310
    1,000,000   Arizona Educ. Loan Marketing Corp., Educ. Loan Rev. Bds., Ser. B,
                  7.35%, 09/01/04............................................................        1,049,740
      775,000   Arizona Educ. Loan Marketing Corp., Educ. Loan Rev. Bds., Ser. B,
                  7.375%, 09/01/05...........................................................          813,704
      140,000   Chandler, AZ, Improvement Dist. No. 51, 7.875%, 01/01/99.....................          141,522
      230,000   Coconino & Mohave Cntys., AZ, Unified School Dist. No. 6, Cap.
                  Appreciation Ref. Bds., Zero Cpn., 07/01/02................................          199,111
      625,000   The IDA of the City of Casa Grande, AZ, Dev. Rev. Bds. (Five Points
                  Redevelopment Prj.), Sr. Bds., 8.25%, 12/01/15.............................          684,194
      500,000   The IDA of the City of Sierra Vista, 1st Mtg. Nursing Home Ref. Rev. Bds.
                  (Sierra Vista Medical Investors, Ltd. Prj.) Ser. '94A, 8.50%, 08/01/10.....          525,690
       65,000   The IDA of the Cnty. of Pima, AZ, Sngl. Fam. Mtg. Rev. Bds. (GNMA
                  Mtg.-Backed Sec. Prg.) Ser. '88, 8.125%, 09/01/20..........................           66,763
      620,000   Mesa, AZ, Ind. Dev. Auth. Hlth. Care Fac. Rev. Bds., (Western Hlth.
                  Network-A-3) Ser. '88, 7.625%, 01/01/13....................................          638,451
    8,220,000   Phoenix, AZ, IDA Sngl. Fam. Mtg. Rev. Bds., Ser. '84, Zero Cpn.,
                  12/01/15...................................................................        1,255,687
      200,000   Pima, AZ, Ind'l. Dev. Auth. Hlth. Care Corp. Rev. Bds. Ser. '88, 8.00%,
                  07/01/13...................................................................          204,718

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                ARIZONA - Continued
$     400,000   Pima, AZ, Ind'l. Dev. Auth. Multi. Fam. Mtg. Rev. Bds. (Broadway Prop.)
                  (FHA Insured) Ser. '85, 8.15%, 12/01/25....................................  $       446,000
                                                                                               ---------------
                                                                                                     7,074,890
                                                                                               ---------------
                ARKANSAS - (0.67%)
      500,000   Independence Cnty., AR, PCR, (Mississippi Pwr. & Lt. Co. Prj.) '82-A
                  Ser. B, 9.50%, 07/01/14...................................................           518,210
      520,000   Jefferson Cnty, AR, Rev. Ref. Bds. (Energy Ark, Inc. Prj.), 5.60%, 10/01/17..          529,225
    2,500,000   Little River Cnty., AR, Rev. Ref. Bds. (Georgia Pacific Corp. Prj.), 5.60%,
                  10/01/26...................................................................        2,530,725
                                                                                               ---------------
                                                                                                     3,578,160
                                                                                               ---------------
                CALIFORNIA - (12.25%)
       66,000   California Educ. Fac. Auth. Rev. Bds. (Pooled Ref. Prg.) (MBIA Insured)
                  Ser. '86, 6.70%, 11/01/09..................................................           66,193
      145,000   California Hlth. Fac. Auth. Hosp. Rev. Bds. (Rabobank Nederland)
                  Ser. B, 7.20%, 01/01/12....................................................          146,763
      795,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. FGIC Insured (Victor
                  Valley Community Hosp.) '84 Ser. A, 9.875%, 07/01/12.......................          818,850
      360,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. (Victor Valley
                  Community Hosp.) '84 Ser. A, 9.875%, 07/01/12..............................          361,782
    3,905,000   California Hlth. Fac. Fin. Auth. Insured Hlth. Fac. Rev. Bds.
                  (Henry Mayo Newhall Memorial Hosp.) Ser. '88A, 8.00%, 10/01/18.............        3,996,221
      500,000   California Hlth. Fac. Fin. Auth. Insured Hosp. Rev. Bds. (H.E.L.P. Group)
                  Ser. A, 7.00%, 08/01/21....................................................          546,195
    5,770,000   California Hlth. Fac. Fin. Auth. Rev. Bds. (Kaiser Permanente) Ser. A,
                  7.00%, 10/01/18............................................................        6,057,865
      835,000   California Hsg. Fin. Agy. Rev. Home Mtg Bds., Cap. Appreciation,
                  Ser. D, Zero Cpn., 08/01/20................................................          157,715
      690,000   California Hsg. Fin. Agy. Rev. Insured Hsg. Bds., Ser. B, 8.625%, 08/01/15...          726,467
      440,000   California Pub. Cap. Impts. Fac. Auth. Rev. Bds. (Pooled Prj.) Ser. B,
                  8.10%, 03/01/18............................................................          450,463
    1,500,000   California St. Dept. Wtr. Res. Cent., Rev. Bds. (VY Prj.), 5.40%, 07/01/12...        1,515,390
      600,000   California St. Veteran's Bds., 6.15%, 02/01/11...............................          613,200
      200,000   California St. Veteran's Bds., 6.20%, 02/01/12...............................          204,410
      175,000   California St. Veteran's Bds., 6.20%, 02/01/16...............................          178,869
    2,500,000   California St. Veteran's Bds., 6.375%, 02/01/27..............................        2,555,575
      825,000   City of Napa, CA, '92, Ind. Rev. Ref. Bds. (Napa Motel and Restaurant),
                  8.50%, 12/01/07............................................................          843,381
      250,000   Cnty. of Marin, Mtg. Rev. Bds., Ser. '84A (FHA Insured Mtg. Loan -
                  Marion Park Apts. Prj.), Zero Cpn., 04/01/01...............................          195,720
    1,000,000   Cnty. of Marin, Multifam. Hsg. Rev. Bds., Ser. '84B (Marion Park
                  Apts. Prj.), Zero Cpn., 04/01/07...........................................          429,680

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                CALIFORNIA - Continued
$     330,000   Huntington Park, CA, Sngl. Fam. Mtg. Rev. Bds., Ser. '84A, 9.50%,
                  01/01/11...................................................................  $       357,393
    5,000,000   Kern Cnty., CA, Tax & Rev. Antic Nts., Unlimited G.O., Ser. '98, 4.25%,
                  10/01/99...................................................................        5,051,850
    1,000,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/15.....................................          453,470
    1,480,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/16.....................................          636,459
    1,480,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/17.....................................          596,721
    1,730,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/19.....................................          633,561
    1,730,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/22.....................................          547,320
      200,000   Los Angeles, CA, Community Redevelopment Agy. Bds., '87 Ser. G,
                  6.75%, 07/01/10............................................................          207,760
      555,000   Los Angeles, CA, Community Redevelopment Agy. Bds., '87 Ser. G,
                  6.75%, 07/01/10............................................................          576,578
      310,000   Los Angeles, CA, Home Mtg. Rev. Bds. (GNMA Mtg. Sec. Prog.), 8.10%,
                  05/01/17...................................................................          341,012
      100,000   Los Angeles, CA, Multi. Fam. Hsg. Rev. Ref. Bds., Ser. '91 A, 7.00%,
                  05/01/21 (c)...............................................................          105,161
      175,000   Los Angeles, CA, Multi. Fam. Rev. (FHA Insured Multi-Fam. Hsg. Mtg.
                  Rev. Bds.) Park Parthenia Prj., 7.30%, 07/20/11............................          179,891
       30,000   Los Angeles, CA, Reg'l Airports Improvement Corp. Lease Rev. Bds.
                  (Los Angeles West Terminal Fuel Corp.), 10.00%, 01/01/01...................           32,528
      815,000   Monterey, CA, Hosp. Rev. Ref. Bds. (Community Hosp. Monterey Pen.-B),
                  7.375%, 07/01/14...........................................................          820,159
      900,000   New Haven, CA, Unified School Dist., Cap. Appreciation Ref. Bds.,
                  Unlimited G.O., Zero Cpn., 08/01/13........................................          442,890
      985,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                  Ser. B, Zero Cpn., 08/01/14................................................          456,922
    1,200,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                  Ser. B, Zero Cpn., 08/01/15................................................          524,676
    1,400,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                  Ser. B, Zero Cpn., 08/01/16................................................          574,406
    1,650,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                  Ser. B, Zero Cpn., 08/01/17................................................          637,395
    1,390,000   Palmdale, CA, School Dist. Ctfs. of Participation, Capital Appreciation
                  Bds., Zero Cpn., 10/01/18..................................................          523,710
    1,580,000   Palmdale, CA, School Dist. Ctfs. of Participation, Capital Appreciation
                  Bds., Zero Cpn., 10/01/22..................................................          487,446

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                CALIFORNIA - Continued
$     850,000   Palomar Pomerado Hosp. Dist., CA, Rev. Ref. Bds., (MBIA Insured)
                  Ser. '89A, 7.25%, 11/02/08.................................................  $       869,797
      350,000   Ridgecrest, CA, Certificates of Participation Bds. (Ridgecrest Redev. Agy.)
                  Ser. '88, 7.60%, 03/01/03..................................................          362,376
      380,000   Ridgecrest, CA, Certificates of Participation Bds. (Ridgecrest Redev. Agy.)
                  Ser. '88, 7.60%, 03/01/13..................................................          393,456
    3,000,000   Riverside Cnty., CA, Tax & Rev. Antic. Nts., Unlimited G.O., Ser. '98,
                  4.50%, 09/30/99............................................................        3,038,250
      100,000   San Bernardino Assoc. Comm. Fin. Auth. Hlth. Care Ref. and Improvement
                  Certificates of Participation (Granada Hills Community Hosp. Prj.)
                  '97 Ser. A, 6.90%, 05/01/27................................................          112,156
    5,000,000   San Diego Cnty., CA, Tax & Rev. Antic. Nts., Unlimited G.O., Ser. '98,
                  4.50%, 09/30/99............................................................        5,063,750
    1,000,000   San Francisco, CA, Bay Area Rapid Tran. Dist. Sales Tax, Rev. Ref. Bds.,
                  4.75%, 07/01/23............................................................          982,780
      700,000   San Francisco, CA, City & Cnty. Multi. Fam. Hsg. Rev. Bds. (FHA
                  Insured - Aspen South Hill Apts.) Ser. C, 9.00%, 12/01/26..................          703,997
      120,000   San Francisco, CA, City & Cnty. Parking Auth. Rev. Ref. Bds.
                  (Moscone Ctr. Parking Lease) Ser. '88, 7.50%, 12/01/08.....................          122,599
    3,910,000   San Francisco, CA, City & Cnty. Redev. Fin. Auth. Tax Allocation,
                  Ctfs. of Participation Bds., Ser. A, Zero Cpn., 08/01/16...................        1,529,006
    3,915,000   San Francisco, CA, City & Cnty. Redev. Fin. Auth. Tax Allocation,
                  Ctfs. of Participation Bds., Ser. A, Zero Cpn., 08/01/17...................        1,450,077
    3,910,000   San Francisco, CA, City & Cnty. Redev. Fin. Auth. Tax Allocation,
                  Ctfs. of Participation Bds., Ser. A, Zero Cpn., 08/01/18...................        1,373,348
      100,000   Santa Clara Cnty., CA, Hsg. Auth. Multifam. Hsg. Rev. Bds., (FNMA
                  Coll. - Amberwood Apts.) Ser. '85 C, 4.95%, 10/01/07.......................          102,511
   12,225,000   Santa Clara Cnty., CA, Tax and Revenue Antic. Note, 4.50%, 10/01/99..........       12,381,236
      170,000   Santa Clara Cnty., CA, Mtg. Rev. Insured Multiplier Rev. Bds., (Terman
                  Apt. Prj.) Ser. '84 A, Zero Cpn., 10/01/99.................................          162,432
    1,400,000   Santa Maria, CA, Wtr. & Wastewtr. Certificates of Participation,
                  Ser. A, Zero Cpn., 08/01/27................................................        1,127,000
      745,000   South Pasadena, CA, Uni. School Dist. FGIC Insured, Ser. B, Zero Cpn.,
                  11/01/21...................................................................          240,665
      750,000   South Pasadena, CA, Uni. School Dist. FGIC Insured, Ser. B, Zero Cpn.,
                  11/01/22...................................................................          230,385
      440,000   Torrance, CA, Hosp. Rev. Bds. (Torrance Mem. Hosp.) Ser. '87, 6.75%,
                  01/01/12...................................................................          443,656
       90,000   Torrance, CA, Hosp. Rev. Ref. Bds. (Torrance Mem. Hosp.) (MBIA Insured)
                  Ser. '87, 6.75%, 01/01/12..................................................           90,720
      250,000   University, CA, Rev. Bds. (Faculty Residential Mtg.) Ser. '79, 7.20%,
                  09/01/12...................................................................          250,790

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                CALIFORNIA - Continued
$     500,000   Whisman, CA, School Dist. Cap. Appreciation, (MBIA Insured) Ser. B,
                  Zero Cpn., 08/01/16........................................................  $       213,070
      500,000   Whisman, CA, School Dist. Cap. Appreciation, (MBIA Insured) Ser. B,
                  Zero Cpn., 08/01/18........................................................          191,400
      750,000   Whisman, CA, School Dist. Cap. Appreciation, (MBIA Insured) Ser. B,
                  Zero Cpn., 08/01/19........................................................          272,423
                                                                                               ---------------
                                                                                                    65,759,927
                                                                                               ---------------
                COLORADO - (0.29%)
    1,450,000   Adams Cnty., CO, School Dist. No. 012 Cap. Appreciation, (MBIA Insured)
                  Ser. '95A, Zero Cpn., 12/15/12.............................................          757,756
      105,000   Colorado Hsg. Fin. Auth. Multi-Fam., Ser. '82B,  6.00%, 10/01/25.............           89,649
       30,000   Denver (City & Cnty.), CO, Sngl. Fam. Mtg. Rev. Bds., Ser. '85A,
                  Zero Cpn., 09/01/16........................................................            4,677
      475,000   El Paso Cnty., CO, School Dist. No. 38 Unlimited G.O., Ser. '87B,
                  7.90%, 12/01/08............................................................          478,354
      100,000   Greeley, CO, Sales & Use Tax Rev. Ref. Bds. (MBIA Insured) Ser. '87,
                  6.00%, 02/01/99............................................................          100,888
      180,000   Hamilton Creek Metro Dist., Summit Cnty., CO, G.O., 1.18%, 12/01/04..........          100,800
                                                                                               ---------------
                                                                                                     1,532,124
                                                                                               ---------------
                CONNECTICUT - (0.30%)
      250,000   Connecticut Dev. Auth., Aquarium Prj. Rev. Bds. (Mystic Marine Life
                  Aquarium Prj. - '97 Series A), 6.875%, 12/01/17............................          270,815
      600,000   Connecticut Dev. Auth., Hlth. Care Rev. Bds. (Corp. for Independent Living
                  Prj.) Ser. '93B, 8.00%, 07/01/17...........................................          660,972
       40,000   Connecticut St. Hlth. & Educ. Facs. Auth. Rev. Bds. (Yale New Haven
                  Hosp.) Ser. '85B, 7.00%, 07/01/12..........................................           47,008
      645,000   Connecticut St. Res. Recovery Auth. Bds. (Bridgeport Resco Co., L.P. Prj.)
                  '85 Ser. B, 8.625%, 01/01/04...............................................          654,146
                                                                                               ---------------
                                                                                                     1,632,941
                                                                                               ---------------
                DELAWARE - (0.19%)
      830,000   Delaware Econ. Dev. Rev. Ref. Bds. (Supermarkets General Corp. Prj.)
                  Ser. '83, 10.875%, 12/01/03................................................          839,072
      200,000   Delaware St. Econ. Dev. Comm. Multi. Fam. Mtg. Rev. Bds. Cap.
                  Appreciation & Def. Inc. Sec. (Chestnut Cross), 0%/9.75%, 07/20/20 (b).....          199,386
                                                                                               ---------------
                                                                                                     1,038,458
                                                                                               ---------------
                DISTRICT OF COLUMBIA - (0.03%)
    1,250,000   District of Columbia, Hsg. Fin. Agy. Multi. Fam. Mtg. Rev. Bds. (MBIA/
                  FHA Insured) Multiplier-FHA-Benning , Zero Cpn., 02/01/27..................           58,500
    1,500,000   District of Columbia, Multi-Unit Hsg. Fin. Corp. Mtg. Rev. Bds. (MBIA/
                  FHA Insured) Congress Pk. II Ap, Zero Cpn., 11/01/25.......................           96,240
                                                                                               ---------------
                                                                                                       154,740
                                                                                               ---------------

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                FLORIDA - (5.14%)
$     945,000   Broward Cnty., FL, Hsg. Fin. Auth. Rev. Home Mtg., Ser. A, Cap.
                  Appreciation, Zero Cpn., 04/01/14..........................................  $       203,024
      410,000   Charlotte Cnty., FL, IDR Ref. Bds. (Beverly Enterprises - Florida, Inc. Prj.)
                  Ser. '87, 10.00%, 06/01/11.................................................          463,505
    4,750,000   City of Tampa, FL, Home Mtg. Rev. Bds., '83 Ser. A, Muni Multiplier
                  Bds., Zero Cpn., 10/01/14..................................................          833,863
      700,000   Clearwater, FL, Wtr. & Swr. Rev. Ref. Bds., Cap. Appreciation, Zero Cpn.,
                  12/01/07...................................................................          372,792
      210,000   Dade Cnty., FL, Hlth. Fac. Auth. Hosp. Rev. Ref. Bds. (Miami Childrens
                  Hosp. Prj.) (FGIC Insured)  Ser. '87, 6.875%, 08/15/17.....................          212,659
    1,755,000   Dade Cnty., FL, Hlth. Fac. Auth. Hosp. Rev. Ref. Bds. (Miami Childrens
                  Hosp. Prj.) (MBIA/FGIC Insured)  Ser. '87, 6.875%, 08/15/17................        1,777,218
      225,000   Dade Cnty., FL, Hsg. Fin. Auth. Mtg. Rev. Bds. (Coll-Lihud Ltd. Apts. Prj.)
                  Ser. '84 H, 10.50%, 06/01/00...............................................          226,238
    1,830,000   Escambia Cnty., FL, Hlth. Fac. Auth. Hlth. Fac. Rev. Ref. Bds. (Baptist
                  Hosp. Inc. ) Ser. '88 A, 8.70%, 10/01/14...................................        1,866,875
    2,095,000   Florida Hsg. Fin. Agy., 1st Mtg. Rev. Bds., Cap. Appreciation,  Ser. '84,
                   Zero Cpn., 07/15/16.......................................................          263,907
      170,000   Florida Hsg. Fin. Agy. Multifam. Bds. (Pickwick Apts.) Ser. '84A,
                  Zero Cpn., 01/01/07........................................................           99,476
      900,000   Florida Hsg. Fin. Agy. (Southlake Apartments Prj. - D), 8.10%, 10/01/02......          870,012
       35,000   Florida St. Board of Educ. Cap. Outlay Bds., Ser. '89B, 7.50%, 06/01/05......           35,770
    2,000,000   Florida St. Div. Bd. Fin. Dept. Gen'l. Svcs. Rev. Bds. (Dept. Nat. Res.
                  Preservation 2000-A) Ser. '92, 5.75%, 07/01/99.............................        2,036,620
      100,000   Highlands Cnty., FL, IDA (Beverly Enterprises - Florida, Inc. Prj.) Ser. '91,
                  9.25%, 07/01/07............................................................          111,454
      500,000   Hillsborough Cnty. IDA 1st Mtg. Rev. Bds. (Tampa Bay Christian Ctr.,
                  Inc. - Alafia Village Prj.) Ser. '96, 8.75%, 10/01/26......................          527,030
      185,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89A (Methodist
                  Hosp. Prj.), 8.00%, 10/01/06...............................................          183,104
      460,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89A (Methodist
                  Hosp. Prj.), 8.00%, 10/01/15...............................................          458,183
      290,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89B (Methodist
                  Hosp. Prj.), 8.00%, 10/01/15...............................................          288,855
      200,000   Lee Cnty., FL, IDA Hlth. Care Fac. Rev. Bds., Ser. '97 (Cypress Cove),
                  5.875%, 10/01/27 (c).......................................................          207,198
      228,680   Manatee Cnty., FL, Hsg. Fin. Auth. Mtg. Rev. Bds., Cap. Appreciation,
                  '83 Ser. A, Zero Cpn., 10/01/15............................................           39,527
      375,000   Melbourne, FL, Wtr. & Swr. Rev. Red. Bds., Ser. '86C, 6.00%, 10/01/14........          379,455
    7,500,000   Miami-Dade Cnty., FL, Special Obligation Bds. (MBIA Insured) Ser. '97 B,
                  Zero Cpn., 10/01/32........................................................        1,227,525
   33,010,000   Miami-Dade Cnty., FL, Special Obligation Bds. (MBIA Insured)  Ser. '97 B,
                  Zero Cpn., 10/01/33........................................................        5,109,288

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                FLORIDA - Continued
$   4,320,000   Miami-Dade Cnty., FL, Special Obligation Ref. Bds. (MBIA Insured)
                  Ser. '97 C, Zero Cpn., 10/01/13............................................  $     2,114,251
    3,990,000   Miami-Dade Cnty., FL, Special Obligation Ref. Bds. (MBIA Insured)
                  Ser. '97 A, Zero Cpn., 10/01/24............................................        1,029,021
    1,000,000   Miami, FL, Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '88 (Mercy Hosp.),
                  8.125%, 08/01/11...........................................................        1,023,780
      320,000   Miami, FL, Special Obligation Bds. (MBIA Insured) '86 Ser. A, 7.375%,
                  07/01/06...................................................................          323,082
      415,000   Orange Cnty., FL, IDA (Beverly Enterprises - Florida, Inc. Prj.) Ser. '91,
                  9.25%, 08/01/10............................................................          463,870
      485,000   Orlando & Orange Cnty., Expressway Auth. FL Expressway, Sr. Lien Rev.
                  Bds., Ser. '88, 7.625%, 07/01/18...........................................          525,745
    1,050,000   Palm Beach Cnty., FL, Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds. Cap.
                  Appreciation, Zero Cpn., 07/01/14..........................................          211,806
      100,000   Pinellas Park, FL, Wtr. & Swr. Rev. Bds., Ser. '84 A, 10.00%, 10/01/02.......          103,211
    2,750,000   St. Petersburg, FL, Hlth. Fac. Auth. Rev. Bds. (Allegany Hlth.-A)
                  (MBIA Insured)  Ser. '85, 7.00%, 12/01/15..................................        3,073,373
      350,000   South Indian River Wtr. Control Dist., Sect. 15A Improvement Bds. (Egret
                  Landing - Phase I), 8.00%, 11/01/18........................................          389,277
      470,000   Winter Garden, FL, IDR Ref. Bds. (Beverly Enterprises - Florida, Inc. Prj.)
                  Ser. '91, 8.75%, 07/01/12..................................................          529,511
                                                                                               ---------------
                                                                                                    27,580,505
                                                                                               ---------------
                GEORGIA - (0.59%)
      300,000   Douglas Cnty., GA, School Dist. Bds., Unlimited G.O., Ser. '86, 6.85%,
                  01/01/03...................................................................          303,801
      200,000   Gainesville Redevelopment Auth., 1st Mtg. Rev. Bds. (Autumn Breeze
                  Personal Care Home, Inc. Prj.) Ser. '96A, 8.00%, 04/01/26..................          215,338
       10,000   Georgia St. Residential Fin. Auth. Sngl. Fam. Mtg. Rev. Bds. Cap.
                  Appreciation  (FHA/VA Insured)  Ser. '86 A, Zero Cpn., 12/01/16............            2,615
      575,000   The Hsg. Auth. of Columbus, GA, Multifamily Hsg. Rev. Bds. (Columbus
                  Gardens Elderly Hsg. Prj.) Ser. '94, 8.25%, 01/01/24.......................          649,158
      200,000   Liberty Cnty., IDA, Ind. Rev. Ref. Bds., Ser. '92 (LeConte Properties,
                  Inc. Prj.), 7.875%, 12/01/14...............................................          216,310
      750,000   Macon Cnty., GA, Hosp. Ref. Rev. Bds. (Flint River Comm.
                  Hospital - Paracelsus Healthcare Corp. Prj.) Ser. '91, 9.00%, 03/01/11.....          759,638
    1,000,000   Savannah, GA, Econ. Dev. Auth. Rev. Bds. (First Mtg.-Coastal Care)
                  Ser. '97 A, 7.75%, 09/01/27................................................        1,040,770
                                                                                               ---------------
                                                                                                     3,187,630
                                                                                               ---------------
                HAWAII - (1.44%)
      195,000   Dept. of Transportation of the State of HI, Special Fac. Rev. Bds., Ser. '90
                  (Continental Airlines, Inc.), 9.60%, 06/01/08.............................           213,233
    4,000,000    Hawaii St. Dept. Budget & Fin. Spl. Pur. Mtg. Rev. Bds. (Hawaii Elec. Prj.)
                  (MBIA Insured) Ser. '88, 7.625%, 12/01/18..................................        4,223,120

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                HAWAII - Continued
$   3,000,000   Honolulu, HI, (City & Cnty.) Multifam. Rev. Hsg. (Waipahu Towers Prj.)
                  Ser. '95, 6.90%, 06/20/35..................................................  $     3,269,370
                                                                                               ---------------
                                                                                                     7,705,723
                                                                                               ---------------
                ILLINOIS - (4.88%)
    6,000,000   Chicago, IL, Pub. Bldg. Comm. Mtg. Rev. Bds. (MBIA Insured) Ser. A,
                  7.125%, 01/01/15...........................................................        6,415,740
      250,000   Chicago, IL, School Fin. Auth. Unlimited G.O., Ser. B, 7.60%, 06/01/01.......          254,190
      750,000   Chicago, IL, Wtr. Rev. Bds., Ser. '97, 4.00%, 11/01/98.......................          750,413
      120,000   Cnty. of Cook, IL, Sngl. Mtg. Rev. Bds., '83 Ser. A, Zero Cpn., 07/01/15.....           20,148
      135,000   Decatur, IL, Pub. Bldg. Comm. Rev. Bds., Unlimited G.O., Ser. '86,
                  7.50%, 01/01/00............................................................          139,487
    1,000,000   Illinois Dev. Fin. Auth. Rev. Ref. Bds. (Comm. Rehab. Providers) Ser. '97 A,
                  5.60%, 07/01/06............................................................        1,077,350
      450,000   Illinois Educ. Fac. Auth. Rev. Ref. Bds. (Illinois Institute of Technology)
                  Ser. A '87, 8.75%, 06/01/15................................................          458,573
      100,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Advocate Hlth. Care) Ser. '96 A,
                  4.70%, 08/15/01............................................................          102,206
      180,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Ancilla Sys. Inc.) Ser. '97 A,
                  5.25%, 07/01/16............................................................          186,881
    1,000,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Centegra Hlth. Sys.),
                  5.25%, 09/01/18............................................................        1,003,470
    6,130,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Hinsdale Hosp.) Ser. '90 A,
                  9.00%, 11/15/15............................................................        6,903,729
      500,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Midwest Physician Group Ltd.),
                  5.50%, 11/15/19............................................................          497,495
      500,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Rockford Hlth. Sys.) Ser. '97,
                  5.125%, 08/15/15...........................................................          510,265
      395,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Unrefunded Balance-A)
                  (MBIA Insured) Ser. '88, 7.90%, 08/15/03...................................          400,360
    8,897,526   Illinois Hsg. Dev. Auth., Multi-Fam. Hsg. Rev. Bds., Cap. Appreciation,
                  Ser. '83A, Zero Cpn., 07/01/25.............................................          664,690
      300,000   St. Clair Cnty., IL, Certificates of Participation Bds., Ser. '97 A, 5.30%,
                  10/01/12...................................................................          316,434
    1,000,000   St. Clair Cnty., IL, Pub. Bldg., Community Bldg. Rev. Bds., 8.00%,
                  12/01/05...................................................................        1,053,290
    3,000,000   Village of Robbins, Cook Cnty., IL, Res. Recovery Rev. Bds. (Robbins
                  Res. Recovery Partners, L.P. Prj.), 8.375%, 10/15/16.......................        2,400,000
    1,000,000   Village of Robbins, Cook Cnty., IL, Res. Recovery Rev. Ref. Bds., Ser. '97
                  (Robbins Res. Recovery Partners, L.P. Prj.), 4.90%, 10/15/17 (c)...........        1,010,560
      131,000   Village of Sauget, IL, IDR Bds. (The Pillsbury Co. Prj.) Ser. '80, 8.375%,
                  05/01/05...................................................................          131,405
      500,000   Village of Sherman, IL, 1st Mtg. Rev. Bds. (Villa Vianney, Inc.) Ser. '95A,
                  8.375%, 07/01/25...........................................................          532,840

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                ILLINOIS - Continued
$     550,000   Village of Sherman, IL, 1st Mtg. Rev. Bds. (Villa Vianney, Inc.) Ser. '97A,
                   7.75%, 10/01/22...........................................................  $       583,121
    1,000,000   Village of Wataga, IL, 1st Mtg. Hlth. Fac. Rev. Bds. (First Humanics Corp.
                  - Galesburg, IL Prj.) Ser. '86, 7.76%, 09/01/16............................          770,000
                                                                                               ---------------
                                                                                                    26,182,647
                                                                                               ---------------
                INDIANA - (1.91%)
      485,000   Carmel, IN, Retirement Rental Hsg. Rev. Ref. Bds. (Beverly Enterprises -
                  Indiana, Inc. Prj.) Ser. '92, 8.75%, 12/01/08..............................          550,524
      199,612   Elwood, IN, Econ. Dev. Rev. (K-Mart Co. - S. S. Kresge Co. Prj.), 8.50%,
                  10/15/00...................................................................          200,133
      175,000   Greencastle, IN, Multifam. Rev. (FNMA Insured Multi-Fam. Hsg. Mtg.
                  Rev. Bds.) Pedcor Invest. VH LP Prj., Ser. '91, 7.125%, 11/01/06...........          182,627
      500,000   Griffith, IN, Econ. Dev. Rev. Bds. (May Dept. Stores Co. Prj.) Ser. '79,
                  6.75%, 03/01/09............................................................          503,005
      730,000   Indiana Bond Bank, Ser. '88 B Bds., 8.50%, 02/01/18..........................          748,819
      665,000   Indiana Bond Bank, Ser. '88 C Bds., 8.125%, 02/01/17.........................          681,299
      130,000   Indiana Bond Bank, Special Program Bds., Ser. '87 A, 8.70%, 02/01/13.........          132,149
    1,000,000   Indiana Hlth. Fin. Auth. Hosp. Fac. Rev. Bds. (Community Hosp. Prj.)
                  Ser. '91, (MBIA Insured), 6.85%, 07/01/22..................................        1,107,780
      785,000   Indiana Hlth. Fin. Auth. Hosp. Fac. Rev. Ref. Bds. (Floyd Mem. Hosp. &
                  Hlth. Svc.) Ser. '98, 5.25%, 02/15/18......................................          795,700
    2,000,000   Indianapolis, IN, Loc. Pub. Impt. Bd. Bk. Rev. Bds., Cap. Appreciation,
                  Ser. '91 C, Zero Cpn., 01/01/10............................................        1,183,160
      610,000   Madison Cnty., IN, Hosp. Auth. Hosp. Rev. Ref. Bds. (Community Hosp.
                  Of Anderson), 8.00%, 01/01/14..............................................          624,286
    1,025,000   Marion Cnty., IN, Convention & Recreational Fac. Rev. Bds.
                  (MBIA Insured), Ser. A, Zero Cpn., 06/01/13................................          515,544
    1,000,000   Monroe Cnty., IN, Multifam. Hsg. Rev. Bds. (GNMA Coll. - Country
                  View-A), 5.75%, 04/01/33...................................................        1,027,970
    2,000,000   Tipton, IN, Comm. School Bldg. Corp. 1st Mtg. Rev. Bds., Ser. '98,
                  5.00%, 07/15/20............................................................        2,003,280
                                                                                               ---------------
                                                                                                    10,256,276
                                                                                               ---------------
                IOWA - (0.18%)
      176,698   Creston, IA, IDR (S.S. Kresge Co. - K-Mart Inc.), 8.50%, 08/01/00............          177,134
      500,000   Iowa Fin. Auth. Hosp. Fac. Rev. Ref. Bds. (Iowa Hlth. Sys.), Ser. A,
                  (MBIA Insured), 5.125%, 01/01/28...........................................          499,585
      300,000   Salix, IA, PCR Bds., (Iowa-Illinois Gas & Elec. Prj.), 5.75%, 06/01/03.......          300,849
                                                                                               ---------------
                                                                                                       977,568
                                                                                               ---------------
                KANSAS - (0.16%)
      405,000   Kansas City, KS, Crawford Cnty., Tax-Exempt Muni Multiplier Rev. Bds.,
                  Zero Cpn., 04/01/16........................................................           62,937

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                KANSAS - Continued
$     250,000   Kansas City, KS, Dev. Fin. Auth. Rev. Bds. MBIA Insured
                  (Sisters of Charity Leavenworth) Ser. '98, 5.125%, 12/01/18................  $       256,328
      205,000   Liberal, KS, Swr. Util. Sys. Rev. Ref. Bds., 8.80%, 10/01/99.................          209,977
      305,000   Liberal, KS, Swr. Util. Sys. Rev. Ref. Bds., 8.90%, 04/01/00.................          312,430
      250,000   Saline Cnty., KS, Sngl. Fam. Mtg. Rev. Cap. Accumulator Bds.,
                  Ser. '82 A, Zero Cpn., 11/01/14............................................           43,313
                                                                                               ---------------
                                                                                                       884,985
                                                                                               ---------------
                KENTUCKY - (4.35%)
      110,000   Cntys. of Jefferson, Oldham and Bullitt, KY, Home Mtg. Rev. Bds, Ser. '84,
                  10.75%, 11/01/14...........................................................          118,290
    1,800,000   Elizabethtown, KY, IDR Bds. (Colt Industries Inc.), 9.875%, 10/01/10.........        1,823,184
      250,000   Floyd, KY, Gas Sys. Rev. Ref. Bds., Ser. '91A, 8.00%, 09/01/12...............          279,088
      200,000   Jefferson Cnty., KY, Cap. Prj. Corp. Rev. Bds. Lease - Ser. B, Zero Cpn.,
                  08/15/07...................................................................          105,808
      550,000   Jefferson Cnty., KY, Cap. Prj. Corp. Rev. Muni Multi Lease Ref. Bds. -
                  Ser. A '87, Zero Cpn., 08/15/14............................................          185,422
      205,000   Jefferson Cnty., KY, Home Mtg. Rev. Bds. (Mun. Multiplier) Ser. '83,
                  Zero Cpn., 05/01/14........................................................           49,231
    7,650,000   Kentucky Asset/Liability Comm. Gen. Fd. Rev. Bds., Tax & Rev. Antic.
                  Nts., Ser. '98 A, 4.50%, 06/25/99..........................................        7,712,807
      750,000   Kentucky Econ. Dev. Fin. Auth. Hlth. Fac. Rev. Bds. (Christian Church
                  Homes), 5.375%, 11/15/23...................................................          759,990
    1,720,000   Kentucky, St. Tpk. Auth. Res. Rec. Rd. Rev. Ref. Bds., Ser. '85 A,
                  6.00%, 07/01/09............................................................        1,723,285
      395,000   Kentucky, St. Tpk. Auth. Res. Rec. Rd. Rev. Ref. Bds. (FGIC Insured),
                  Ser. '85 A, 6.00%, 07/01/09................................................          395,822
    7,185,000   Louisville & Jefferson Cnty., KY, Riverport Auth. Mtg. Rev. Bds.,
                  Ser. '86, 7.875%, 05/15/16.................................................        7,297,517
    2,000,000   Louisville, KY, Airport Lease Rev. Bds., Ser. '89 A, 7.85%, 02/01/09.........        2,087,140
      175,000   Morehead, KY, Ind. Bldg. Rev. Bds. (Emerson Elec.) Ser. '76, 6.30%,
                  04/01/01...................................................................          180,544
    1,075,000   Owensboro, KY, Elec. Light & Pwr. Rev. Bds., Ser. B, Zero Cpn.,
                  01/01/09...................................................................          388,951
      250,000   Somerset, KY, Wtr. Prj. Rev. Bds., Ser. '91, 6.40%, 12/01/05.................          255,963
                                                                                               ---------------
                                                                                                    23,363,042
                                                                                               ---------------
                LOUISIANA - (2.16%)
      435,000   Bossier City, LA, Rev. Ref. Bds. Ser. '87, 7.85%, 01/01/04...................          443,052
       85,000   Jefferson Parish, LA, Home Mtg. Rev. Bds. Cap. Appreciation, Zero Cpn.,
                  09/01/02...................................................................           57,276
       85,000   Jefferson Parish, LA, Home Mtg. Rev. Bds. Cap. Appreciation, Zero Cpn.,
                  03/01/03...................................................................           54,223

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                LOUISIANA - Continued
$     365,000   Lafayette Parish, LA, Law Enforcement Dist. Special Bds., 6.10%, 03/01/00....  $       365,715
      275,000   Lafayette Parish, LA, Law Enforcement Dist. Special Bds., 6.20%, 03/01/01....          275,536
    1,000,000   Lake Charles Non-Profit Hsg. Dev. Corp. Mtg. Rev. Ref. Bds., Ser. '90A
                  and Ser. '90B, 7.875%, 02/15/25............................................        1,024,750
      720,000   Louisiana Pub. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '93 (Gen. Hlth., Inc.
                  Prj.) (MBIA Insured), Ser. '89 A, 6.50%, 11/01/14..........................          739,678
    1,800,000   Louisiana Pub. Fac. Auth. Rev. Bds. (Hlth. & Ed. Cap.), Ser. '85 D, 7.90%,
                  12/01/15...................................................................        1,848,240
    1,500,000   Louisiana Pub. Fac. Auth. Rev. Ref. Bds., Ser. '93 (Schwegmann Westside
                  Expressway, Inc. Prj.), 8.00%, 10/01/09....................................        1,652,385
       25,000   Louisiana Pub. Fac. Auth. Supplemental Student Loan Rev. Variable Rate
                  Demand Bds., (Statewide Prg.) Ser. '84B, 8.125%, 12/01/99..................           25,938
      350,000   Louisiana Pub. Fac. Auth. Supplemental Student Loan Rev. Variable Rate
                  Demand Bds., (Statewide Prg.) Ser. '84C, 8.125%, 12/01/99..................          363,125
    1,000,000   Louisiana St., Gas & Fuels Tax, Rev. Bds., Ser. '90 A, 7.25%, 11/15/04.......        1,056,840
      355,000   New Orleans, LA, Hsg. Dev. Corp. First Lien Rev. Bds. (Tulane Ave. Prj.)
                  Ser. '79, 7.875%, 06/01/10.................................................          356,005
    1,725,000   Sales Tax School Bds., Parish School Brd. of the Parish of Jefferson, State of
                  LA, Ser. '86A, 7.00%, 02/01/08.............................................        1,792,172
      500,000   Sales Tax School Bds., Parish School Brd. of the Parish of Jefferson, State of
                  LA, Ser. '86A, 7.00%, 02/01/08.............................................          534,650
    1,000,000   West Feliciana Parish, LA, Rev. Bds. (Pollution Control Rev. Gulf States),
                  5.80%, 12/01/15............................................................        1,025,440
                                                                                               ---------------
                                                                                                    11,615,025
                                                                                               ---------------
                MAINE - (0.33%)
    1,765,000   Maine Hlth. & Higher Educ. Fac., Hosp. Rev. Ref. Bds. (Eastern Maine
                  Med. Ctr.) Ser. '85, 9.10%, 10/01/12.......................................        1,765,282
                                                                                               ---------------

                MARYLAND - (1.26%)
      700,000   Allegany Cnty., MD, IDR Bds. (Moran Manor Care Ctr.) Ser. '84,
                  12.45%, 02/01/27...........................................................          850,395
       10,000   Hsg. Auth. of Prince George's Cnty. (Maryland) GNMA Collateralized Sngl.
                  Fam. Mtg. Rev. Bds., '89 Ser. A, 8.10%, 10/01/20...........................           11,002
    1,000,000   Maryland St. Hlth. & Higher Educ. Facs. Auth. Rev. Bds., Ser. '97
                  (Charity Oblig. Group), 4.60%, 11/01/26 (c)................................        1,029,190
      485,000   Montgomery Cnty., MD, Econ. Dev. Rev. Bds. (Brink Reservoir Fac.)
                  Ser. '84, 10.375%, 12/15/14................................................          496,562
      220,000   Montgomery Cnty., MD, Hsg. Opportunity Comm. Multifam. Mtg. Rev.
                  Bds., Ser. '88 A, 8.10%, 07/01/08..........................................          224,858
    2,275,000   Montgomery Cnty., MD, Hsg. Opportunity Comm. Multifam. Mtg. Rev.
                  Bds., Ser. '88 A, 8.25%, 07/01/19..........................................        2,326,552

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                MARYLAND - Continued
$   1,770,000   Upper Potomac River Comm., MD, PCR Bds., Westvaco Corp. Prj.,
                  9.125%, 08/01/15...........................................................  $     1,844,694
                                                                                               ---------------
                                                                                                     6,783,253
                                                                                               ---------------
                MASSACHUSETTS - (2.84%)
      250,000   Lawrence, MA, IDR Bds., (New Balance Realty Trust Prj.), 10.00%,
                  10/01/03...................................................................          251,093
      100,000   Massachusetts Educ. Loan Auth., Educ. Loan Rev. Bds., Issue C, Ser. '85A,
                  7.875%, 06/01/03...........................................................          101,922
      215,000   Massachusetts Educ. Loan Auth., Educ. Loan Rev. Bds., Issue D, Ser. '89A,
                  7.65%, 01/01/07............................................................          220,601
      125,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                  School of Law), 8.30%, 07/01/03............................................          125,470
      125,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                  School of Law), 8.30%, 07/01/04............................................          125,470
    1,000,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds., St. Anne's Hosp.
                  Issue, Ser. A, 9.375%, 07/01/14............................................        1,003,700
      375,000   Massachusetts State G.O., 10.50%, 08/01/03...................................          379,016
      200,000   Massachusetts State G.O., 9.75%, 09/01/03....................................          201,022
    1,395,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                  (Brockton Hosp.), Ser. '87 B, 8.00%, 07/01/07..............................        1,413,749
    1,930,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                  (Brockton Hosp.), Ser. '87 B, 8.10%, 07/01/13..............................        1,955,785
    2,000,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                  (Care Group Issue) (MBIA Insured) Ser. A, 4.75%, 07/01/20..................        1,931,440
      250,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                  (Catholic Hlth. East) Ser. B, 5.00%, 11/15/28..............................          249,213
    1,500,000   Massachusetts State, Ind. Fin. Agy., Rev. Ref. Bds., (1st Healthcare Corp.
                  Prj.), 7.75%, 04/01/19.....................................................        1,547,940
    3,495,000   Massachusetts State, Ind. Fin. Agy., Rev. Ref. Bds., (Harvard Cmnty. Hlth.)
                  Ser. '88B, 8.125%, 10/01/17................................................        3,565,354
    1,170,000   Massachusetts State, Ind. Fin. Agy., Rev. Ref. Bds., (Harvard Cmnty.)
                  (MBIA Insured) Ser. '88, 8.125%, 10/01/17..................................        1,197,729
      945,000   Massachusetts State, Ind. Fin. Agy., Rev. Ref. Bds., (Provider Lease
                  Program) Ser. '89A, 8.75%, 07/15/09........................................          967,085
                                                                                               ---------------
                                                                                                    15,236,589
                                                                                               ---------------
                MICHIGAN - (3.96%)
      100,000   Cnty. of Oakland, State of Michigan Bds., Clinton-Oakland Sys., Paint
                  Creek Inceptor Sewage Disposal Bds., 7.00%, 05/01/01.......................          102,290
    1,090,000   The Econ. Dev. Corp. of the City of Westland, MI, Contract Sec'd. Rev. Bds.
                  (Weyerhauser Co. Contract Rev.), 9.80%, 12/01/00...........................        1,099,134
    1,000,000   Kalamazoo, MI, Hosp. Fin. Auth. Hosp. Fac. Rev. Ref. Bds. (Bronson
                  Methodist Hosp.) (MBIA Insured) Ser. '98, 5.50%, 05/01/28..................        1,054,180

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                MICHIGAN - Continued
$     580,000   Kentwood, MI, Econ. Dev. Corp. Rev. Bds. (Hanover-Kent, Inc. - K-Mart
                  Corp.), 7.85%, 09/01/01....................................................  $       584,779
      570,000   Michigan Muni Bd. Auth. Local Gov't Loan Prg. Rev. Ref. Bds.,
                  Ser. '92 A, 8.625%, 11/01/16...............................................          580,904
    1,000,000   Michigan State Bldg. Auth. Rev. Bds. (Facs. Prog.) '97 Ser. IIA, 5.00%,
                  10/15/14...................................................................        1,029,940
      600,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Bds. (NSF International Prj.)
                  Ser. '97A, 5.75%, 08/01/19.................................................          638,754
      975,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Bds. (St. John-Bon Secours
                  Cont. Care) Ser. '87, 7.90%, 11/15/16......................................          997,679
      500,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Bds. (Welch Foods Inc.)
                  Ser. '91, 6.75%, 07/01/01..................................................          515,200
      150,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Environmental Impt. Bds,
                  Crown- Ser. '97 B, 6.25%, 08/01/12.........................................          141,252
    3,250,000   Monroe Cnty., MI, Poll. Ctl. Rev. Bds. (Detroit EDSN Prj.) Ser. '89 I,
                  7.30%, 09/01/19............................................................        3,442,758
    9,745,000   Monroe Cnty., MI, Poll. Ctl. Rev. Bds. (Detroit EDSN Prj.) Ser. '89 I,
                  7.50%, 09/01/19............................................................       10,340,360
      200,000   Munising, MI, Pub. Schools, Alger & Schoolcraft Cntys. Rev. Bds., Ser.
                  '89, 7.05%, 05/01/99.......................................................          201,622
      180,000   River Dist., MI, Community Hosp. Auth. Hosp. Rev. Ref. Bds., Ser. '89,
                  7.20%, 05/01/99............................................................          182,171
      100,000   River Dist., MI, Community Hosp. Auth. Hosp. Rev. Ref. Bds., Ser. '89,
                  7.40%, 05/01/01............................................................          101,208
      210,000   University, MI, Univ. Rev. Ref. Bds. (Student Fee) Ser. '87, 6.00%,
                  04/01/09...................................................................          210,015
                                                                                               ---------------
                                                                                                    21,222,246
                                                                                               ---------------
                MINNESOTA - (0.63%)
      880,000   Blaine, MN, IDR (Consolidated Freightways Del. Prj.) '79 Ser. B,
                  7.25%, 01/01/04............................................................          885,870
      100,000   Hutchinson, MN, Bank Rev. Bds., Ser. '90, 6.70%, 02/01/01....................          100,908
      305,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (River Bluff Prj.),
                  11.375%, 06/01/09..........................................................          314,254
      260,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (West Bank
                  Homes Prj.), 11.75%, 10/01/08..............................................          273,478
      200,000   Minneapolis & St. Paul, MN, Met. Airports Comm. Rev. Bds., Ser. 7,
                  7.80%, 01/01/04............................................................          206,128
      145,000   Minnesota State Higher Educ. Fac. Auth. Rev. Bds. (St. Olaf College)
                  Ser. '79, 6.40%, 04/01/00..................................................          147,005
      105,000   Minnesota State Higher Educ. Fac. Auth. Rev. Bds. (St. Olaf College)
                  Ser. '79, 6.50%, 04/01/01..................................................          106,404
      170,000   Minnesota St. Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., '86 Ser. B,
                  7.25%, 07/01/16............................................................          170,092

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                MINNESOTA - Continued
$     555,000   Minnesota St. Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., '86 Ser. C,
                  7.00%, 07/01/16............................................................  $       555,278
       10,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. '84-N, Sunwood
                  Inn/Bandana Square Ltd., 10.00%, 12/01/01..................................           10,298
       15,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. '84-N, Sunwood
                  Inn/Bandana Square Ltd., 10.00%, 12/01/02..................................           15,447
      250,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. '84-N, Sunwood
                  Inn/Bandana Square Ltd., 10.00%, 12/01/14..................................          257,553
        5,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                  Shops Ltd., 9.50%, 12/01/01................................................            5,145
       10,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                  Shops Ltd., 9.50%, 12/01/02................................................           10,290
      235,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                  Shops Ltd., 9.50%, 12/01/14................................................          241,902
      100,000   University, MN, Rev. Ref. Bds., '86 Ser. A, 6.00%, 02/01/11..................           99,456
                                                                                               ---------------
                                                                                                     3,399,508
                                                                                               ---------------
                MISSISSIPPI - (2.87%)
    1,500,000   Amory, MS, Dock & Wharf Rev. Bds. (Weyerhauser Co. Prj.), 9.50%,
                  09/01/00...................................................................        1,553,025
    6,085,000   Claiborne Cnty., MS, PCR (Middle South Energy, Inc. Prj.) Ser. C,
                  9.875%, 12/01/14...........................................................        6,317,690
    1,815,000   Clarksdale, MS, Ind. Rev. Bds. (Bah Pptys./Archer-Daniel's), 11.75%,
                  06/01/11...................................................................        1,834,747
      200,000   Hinds Cmnty. College Dist., MS, Ctfs. of Participation (Conference &
                  Training Ctr. Prj.) Ser. '94, 6.50%, 09/01/14..............................          215,198
      570,000   Lauderdale Cnty., MS, Mtg. Rev. Bds. (Aldersgate) (MBIA/FHA Insured)
                  Ser. '85, 8.25%, 11/01/06..................................................          589,950
    1,695,000   Lauderdale Cnty., MS, Mtg. Rev. Bds. (Aldersgate) (MBIA/FHA Insured)
                  Ser. '86, 8.25%, 11/01/16..................................................        1,754,325
    9,015,000   Mississippi Home Corp. Residual Rev. Bds., Cap. Appreciation, Ser. I '92,
                  Zero Cpn., 09/15/16........................................................        3,139,925
                                                                                               ---------------
                                                                                                    15,404,860
                                                                                               ---------------
                MISSOURI - (0.89%)
      250,000   The IDA of the City Of West Plains, MO, IDR Ref. Bds. (Beatrice Cos., Inc.
                  Prj.) Ser. '84, 8.75%, 08/01/07............................................          250,653
    1,000,000   Independence, MO, Elec. Util. Rev. Ref. Bds., '89 Ser. A & B,
                  7.10%, 06/01/04............................................................        1,006,390
      100,000   Jefferson Cnty., MO, Reorg.  School Dist. No. R3 Unlimited G.O., 6.50%,
                  03/01/02...................................................................          100,245
      200,000   Jefferson Cnty., MO, Reorg.  School Dist. No. R3 Unlimited G.O., 6.60%,
                  03/01/03...................................................................          200,506
      150,000   Kansas City, MO, Ind. Dev. Auth. Econ. Dev. Rev. Ref. Bds. (Encore
                  Nursing Ctr. Ltd.), 8.00%, 12/01/02........................................          162,539

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                MISSOURI - Continued
$     435,000   Little Blue Valley Swr. Dist., MO, Rev. Ref. Bds. (AMBAC Insured)
                  Ser. '85, 8.60%, 10/01/00..................................................  $       435,065
      210,000   Missouri Hsg. Dev. Commission, Hsg. Dev. Bds. (Federally Insured Mtg.
                  Loans) Ser. July 1, 1975, 8.00%, 07/01/17..................................          212,799
      555,000   Missouri School Bds. Association Ctfs. (Partner Pool) Ser. A, 7.375%,
                  03/01/06...................................................................          569,336
    1,000,000   Missouri St. Hlth. & Educ. Fac. Auth. Rev. Bds. (Lake Ozarks Gen. Hosp.
                  Inc.), 5.125%, 02/15/24....................................................          989,440
      730,000   Missouri St. Hsg. Dev. Comm. Mtg. Rev. Ref. Bds., '91 Ser. B, Zero Cpn.,
                  09/01/12...................................................................          299,468
      450,000   Missouri St. Hsg. Dev. Comm. Rev. Bds., Ser. '79, 7.00%, 09/15/22............          457,929
       70,000   St. Louis Cnty., MO, Sngl. Fam. Mtg. Rev. Bds., 9.25%, 10/01/16..............           76,076
                                                                                               ---------------
                                                                                                     4,760,446
                                                                                               ---------------
                MONTANA - (1.67%)
    5,110,000   Forsyth, MT, Pollution Control Rev. Ref Bds., (Washington Wtr. Pwr. Prj.)
                  Ser. '89 (MBIA Insured), 7.125%, 12/01/13..................................        5,400,452
    3,250,000   Montana St. Brd. Invt. Workers Comp. Prog. Rev. Bds. MBIA Insured
                  Ser. '91, 6.875%, 06/01/20.................................................        3,568,728
                                                                                               ---------------
                                                                                                     8,969,180
                                                                                               ---------------
                NEBRASKA - (0.10%)
    1,415,000   Nebraska Higher Educ. Loan Prg. Capital Appreciation Rev. Bds.,
                  Ser. '89 A, Zero Cpn., 12/15/15............................................          523,720
                                                                                               ---------------

                NEVADA - (0.76%)
    1,250,000   Clark Cnty., NV, IDR (Nevada  Pwr. Co. Prj.) Ser. '97A, 5.90%,
                  11/01/32...................................................................        1,280,038
    2,000,000   Clark Cnty., NV, Pollution Ctl. Rev. Ref. Bds. (Southern CA Edison Prj.)
                  Ser. A, 7.125%, 06/01/09...................................................        2,148,780
      500,000   State Of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.40%, 09/01/01..............          518,830
      105,000   State Of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.50%, 09/01/05..............          112,113
                                                                                               ---------------
                                                                                                     4,059,761
                                                                                               ---------------
                NEW HAMPSHIRE - (1.33%)
      500,000   New Hampshire Higher Educ. & Hlth. Fac. Auth. Rev. Bds. (NH Catholic
                  Charities Issue) Ser. '91, 8.40%, 08/01/11.................................          575,710
    3,950,000   New Hampshire St. IDA Rev. Bds. (Pollution Ctl.-Connecticut Lt. Prj.)
                  Ser. '89, 7.375%, 12/01/19.................................................        4,177,125
    2,225,000   New Hampshire St. IDA PCR Ref. Bds. (Pub. Svc. Co. of New Hampshire
                  Prj.) '91 Ser. C, 7.65%, 05/01/21..........................................        2,386,290
                                                                                               ---------------
                                                                                                     7,139,125
                                                                                               ---------------
                NEW JERSEY - (1.22%)
      200,000   Essex Cnty., NJ, Improvement Auth. Rev. Bds., (Sr. Citizens Hsg.-FHA-
                  Jewish Fed. Prj.) Ser.'87, 7.75%, 03/01/09.................................          201,080

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                NEW JERSEY - Continued
$      50,000   New Jersey Econ. Dev. Auth., Econ. Dev. Bds. (Polymeric Resources Corp.
                  Prj. - '94 Ser.), 9.00%, 12/01/19..........................................  $        54,403
    1,000,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Ref. Bds. (Holt Hauling &
                  Warehousing) Ser. G, 8.40%, 12/15/15.......................................        1,098,320
    1,350,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Bds. (Borg-Warner - Baker
                  Protective Svcs. Prj.) Ser. '83, 9.95%, 12/01/03...........................        1,367,672
      220,000   New Jersey Econ. Dev. Auth., Econ. Dev. Sr. Rev. Bds. (Lakewood of
                  Voorhees FHA Insured Prj.) Ser. A, 8.875%, 01/15/20........................          257,110
      350,000   New Jersey Econ. Dev. Auth., 1st Mtg. Rev. Bds. (Franciscan Oaks Prj.)
                  Ser. '97, 5.60%, 10/01/12..................................................          356,510
      250,000   New Jersey Econ. Dev. Auth., 1st Mtg. Rev. Bds. (Franciscan Oaks Prj.)
                  Ser. '97, 5.75%, 10/01/23..................................................          252,303
    1,000,000   New Jersey Econ. Dev. Auth., 1st Mtg. Rev. Ref. Bds. (Keswick Pines)
                  Ser. '98, 5.70%, 01/01/18..................................................        1,012,330
    1,000,000   New Jersey Econ. Dev. Auth.  Ind. & Econ. Dev. Rev. Bds. (Owens-Ill Inc.
                  Vineland Prj.), 5.85%, 09/01/07............................................        1,001,000
      250,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Ref. Bds. (Christian Hlth. Care
                  Ctr.) Ser. '97A, 5.50%, 07/01/18...........................................          255,063
      500,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Ref. Bds. (Community Med.
                  Ctr./Kimball Etc. FSA) Ser. '98, 4.75%, 07/01/19...........................          495,405
      200,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Bds. (Muhlenberg Reg'l. Med.
                  Ctr.) Ser. '88 B, 7.60%, 07/01/02..........................................          204,658
                                                                                               ---------------
                                                                                                     6,555,854
                                                                                               ---------------
                NEW MEXICO - (0.60%)
      120,000   City of Albuquerque, NM, Hlth. Care Sys. Rev. Bds. (Lovelace Medical
                  Foundation Prj.), 12.00%, 03/01/11.........................................          120,805
       20,000   City of Albuquerque, NM, Hlth. Care Sys. Rev. Bds. (Lovelace Medical
                  Foundation Prj.) Ser. '83A, 10.25%, 03/01/11...............................           20,522
    2,970,000   Gallup, NM, Pollution Control Rev. Ref Bds., (Plains Elec. Generation  Prj.)
                  (MBIA Insured), 6.65%, 08/15/17............................................        3,058,506
       10,000   New Mexico Mtg. Fin. Auth. Sngl. Fam. Mtg. Prg. Rev. Bds., 7.00%,
                  07/01/14...................................................................            7,040
                                                                                               ---------------
                                                                                                     3,206,873
                                                                                               ---------------
                NEW YORK - (8.39%)
    1,400,000   Amherst, NY, Ind'l Dev. Agy. Auth. Bds. (Lease Rev. Mult. Surface Rink
                  Complex) Ser. '97, 5.55%, 10/01/17.........................................        1,473,038
      300,000   Battery Park City Auth., POD III Hsg. Rev. Bds., Ser. '84 (FHA-Insured
                  Mtg.), 10.00%, 06/01/23....................................................          316,800
    2,505,000   Clifton Park, NY, IDA IDR Bds. (Caldor Inc. Prj.) Ser. A, 11.25%,
                  12/01/12...................................................................        2,538,241
    1,000,000   Monroe Cnty., NY, Wtr. Auth. Rev. Ref. Bds., Ser. '97, 5.00%, 08/01/19.......        1,002,590
      105,000   New York City, Ser. '86 C, FGIC Insured Bds., 7.25%, 02/01/08................          106,820
       85,000   New York City, Ser. '88 B, FGIC Insured Bds., 7.50%, 12/01/03................           85,585

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                NEW YORK - Continued
$     140,000   New York City, Ser. '89 B, FGIC Insured Bds., 7.00%, 10/01/19................  $       144,514
      200,000   New York City, Ser. '90 F, FGIC Insured Bds., 6.00%, 08/01/18................          204,678
      280,000   New York City, Ser. '90 I, FGIC Insured Bds., 7.25%, 08/15/14................          293,185
      520,000   New York City, Ser. '90 I, FGIC Insured Bds., 7.75%, 08/15/19................          546,707
       30,000   New York City, Ser. '86 B, Unlimited G.O., 7.30%, 08/15/99...................           30,699
      165,000   New York City, Ser. '86 B, Unlimited G.O., 7.30%, 08/15/99...................          170,620
       60,000   New York City, Ser. '88 D, Unlimited G.O., 7.875%, 08/01/00..................           61,697
       80,000   New York City, Ser. '88 D, Unlimited G.O., 8.00%, 08/01/01...................           82,264
      740,000   New York City, Ser. '90 I, Unlimited G.O., 7.25%, 08/15/13...................          773,367
      500,000   New York City, Ser. '90 I, Unlimited G.O., 7.25%, 08/15/15...................          523,545
      610,000   New York, NY, City Muni Wtr. Fin. Auth., Wtr. & Swr. Rev. Bds.,
                  FGIC Insured, Ser. '89 B, 5.75%, 06/15/13..................................          645,411
    3,000,000   New York, NY, City Trans. Fin. Auth. Rev. Bds. (Future Tax Sec.)
                  Ser. '98 B, 4.75%, 11/15/18................................................        2,950,200
      825,000   New York State Dorm Auth., Rev. Ref. Bds., (Rochester Inst. Tech.)
                  Ser. '97, 5.30%, 07/01/17..................................................          869,261
    1,000,000   New York State Dorm Auth., Rev. Bds., (St. Barnabas Hosp.), Ser. '97,
                  5.35%, 08/01/17............................................................        1,044,250
      350,000   New York State Dorm Auth., Rev. Bds., (St. Vincent DePaul Res.),
                  Ser. '97, 5.30%, 07/01/18..................................................          359,219
    1,835,000   New York State Dorm Auth., Rev. Ref. Bds., (NY State Dept. Hlth.) Ser.
                  '98, 5.00%, 07/01/24.......................................................        1,811,310
    4,250,000   New York State Energy Research & Dev. Auth., Elec. Fac. Rev. Bds.
                  (Edison Co. Prj.) Ser. '91, 7.50%, 01/01/26................................        4,467,388
    2,350,000   New York State Med. Care Fac. Fin. Agy., FGIC Insured Bds., (St. Francis
                  Hosp. Prj.), Ser. '88, 7.60%, 11/01/08.....................................        2,404,990
       10,000   New York State Med. Care Fac. Fin. Agy., Rev. Bds., Hosp. & Nursing
                  Home Insured Mtg., Ser. '88, 7.90%, 02/15/08...............................           10,200
       10,000   New York State Med. Care Fac. Fin. Agy., Rev. Bds., Hosp. & Nursing
                  Home Insured Mtg., Ser. '88 B, 8.00%, 02/15/08.............................           10,235
      285,000   New York State Med. Care Fac. Fin. Agy., Rev. Bds., Hosp. & Nursing
                  Home Mtg., Ser. '87 A, 8.00%, 02/15/27.....................................          288,813
      210,000   New York State Med. Care Fac. Fin. Agy., Rev. Bds., Hosp. & Nursing
                  Home Insured Mtg., Ser. '87 B, 8.875%, 08/15/27............................          215,189
      225,000   New York State Med. Care Fac. Fin. Agy., Rev. Bds., Hosp. & Nursing
                  Home Mtg., Ser. '88, 8.00%, 02/15/28.......................................          230,254
    1,400,000   New York State Med. Care Fac. Fin. Agy., Rev. Ref. Bds., Mental Hlth.
                  Svcs. Fac., Ser. '87 A, 8.25%, 02/15/99....................................        1,419,110
    1,010,000   New York State Med. Care Fac. Fin. Agy., Rev. Ref. Bds., Mental Hlth.
                  Svcs. Fac., Ser. '87 A, 8.875%, 08/15/07...................................        1,024,342
    2,000,000   New York State Med. Care Fac. Fin. Agy. Rev. Bds. (Beth Israel Med.
                  Ctr.-A) (MBIA Insured), Ser. '89, 7.40%, 11/01/04..........................        2,046,480

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                NEW YORK - Continued
$   1,000,000   New York State Urban Development Corp., Rev. Ref. Bds., (Corr. Fac.)
                  Ser. '98, 5.00%, 01/01/19..................................................  $       989,880
      725,000   New York State Urban Development Corp., Rev. Bds., (St. Office-South
                  Mall) Ser. '89 A, Zero Cpn., 01/01/11......................................          379,204
    1,095,000   North Hempstead, NY, Ser. '98 A (FGIC Insured), 4.75%, 01/15/18..............        1,086,722
      100,000   Onondaga Cnty., NY, Ind'l. Dev. Agy. Ind'l. Dev. Rev. Bds. (Sysco Frosted
                  Foods Inc.) Ser. '83, 7.75%, 04/01/03......................................          102,160
      750,000   Otsego Cnty., NY, Ind'l. Dev. Agy. Civic Agy. Rev. Bds. (Bassett Hlth.
                  Care Prj.) Ser. '98 A, 5.35%, 11/01/20.....................................          781,170
   10,000,000   Port Auth NY & NJ Rev. Bds. (Cons.-Seventy-Second) Ser. '92, 7.35%,
                  10/01/27...................................................................       11,434,800
      300,000   Port Jervis, NY, IDA, Mercy Community Hosp. Rev. Bds., (Franciscan Hlth.
                  Partnership) Ser. '97, 5.10%, 11/01/07.....................................          310,800
      470,000   Port Jervis, NY, IDA, Mercy Community Hosp. Rev. Bds., (Franciscan Hlth.
                  Partnership) Ser. '97, 5.20%, 11/01/08.....................................          489,453
    1,300,000   Westchester Cnty., NY, Ind'l. Dev. Agy. Civic Fac. Rev. Bds.,
                  (Lawrence Hosp. Prj.) Ser. A, 5.125%, 01/01/18.............................        1,303,757
                                                                                               ---------------
                                                                                                    45,028,948
                                                                                               ---------------
                NORTH CAROLINA - (0.96%)
      500,000   Brevard, NC, Hsg. Auth. 1st Mtg. Rev. Bds. (Ascend Healthcare, Inc. Prj.),
                  Ser. '98A, 7.50%, 03/01/28.................................................          506,120
      500,000   Charlotte, NC, Hsg. Auth. 1st Mtg. Rev. Bds. (Ascend Healthcare, Inc. Prj.),
                  Ser. '98A, 7.50%, 03/01/28.................................................          506,120
     470,000    North Carolina Eastern Mun. Pwr. Agy. Pwr. Sys. Rev. Ref. Bds.,
                  Ser. '88A, 6.00%, 01/01/26.................................................          470,235
      500,000   North Carolina Med. Care Comm. Hlth. Care Fac., 1st Mtg. Rev. Bds.,
                  (Deerfield Espiscopal) Ser. '97, 6.00%, 11/01/27...........................          508,880
      500,000   North Carolina Med. Care Comm. Hlth. Care Fac., 1st Mtg. Rev. Ref. Bds.,
                  (Glenaire Prj.) Ser. '97, 5.75%, 07/01/19..................................          504,120
     200,000    North Carolina Med. Care Comm. Hosp. Rev. Ref. Bds. (Moore Memorial
                  Hosp. Prj.), 9.10%, 10/01/99...............................................          206,634
    1,000,000   North Carolina Med. Care Comm. Hlth. Care Fac., 1st Mtg. Rev. Ref. Bds.,
                  (United Church) Ser. '98, 5.625%, 09/01/24.................................          997,920
      935,000   North Carolina Mun. Pwr. Agy. No. 1 Catawba Elec. Rev. Bds., Ser. '85 B,
                  6.00%, 01/01/20............................................................          936,879
      500,000   Piedmont Hlth. Dev. Auth., Inc., 1st Mtg. Ref. Rev. Bds. (Nash Grove
                  Manor Inc. Fac., Nashville, North Carolina) Ser. '93A, 8.00%, 01/01/13.....          515,820
                                                                                                --------------
                                                                                                     5,152,728
                                                                                               ---------------
                NORTH DAKOTA - (0.21%)
      900,000   Ward Cnty., ND, Hlth Care Fac. Rev. Bds. (St. Joseph's Hosp. Corp. Prj.)
                  Ser. '94, 8.875%, 11/15/14.................................................        1,147,770
                                                                                               ---------------

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                           (Note 1)
---------                                                                                           --------
                  MUNICIPAL BONDS - Continued
                OHIO - (3.30%)
$     500,000   Cleveland, OH, Waterworks  1st Mtg. Rev. Bds., Ser. '87E, 6.00%, 01/01/17....  $       501,150
      500,000   Cleveland, OH, Waterworks Rev. Bds., Ser. A, 6.125%, 01/01/08................          503,070
    3,200,000   Cnty. of Belmont, Ohio Hlth. Sys. Rev. and Ref. Bds. (East Ohio Reg'l
                  Hosp. Issue), 5.80%, 01/01/18..............................................        3,232,608
      245,000   Garfield Heights, OH, Ser. '89, 7.50%, 12/01/09..............................          251,419
    1,120,000   Hamilton Cnty., Ohio Hosp. Facs. Rev. Bds. (Bethesda Hosp. Inc.)
                  Ser. '86A, 7.00%, 01/01/09.................................................        1,129,195
      250,000   Lakewood, Ohio Hosp. Impt. Rev. Ref. Bds. (Lakewood Hosp. ) Ser. One,
                  6.00%, 02/15/10............................................................          252,210
      950,000   Mahoning Cnty., OH,  Hosp. Facs. Rev. Ref. Bds. (St. Elizabeth Hosp. Med.
                  Ctr.) Ser. '86, 7.375%, 12/01/09...........................................          964,288
    2,000,000   Mahoning Valley Sanitary Dist. (Ohio) Wtr. Rev. Bds., Ser. '94,
                  7.750%, 05/15/19...........................................................        2,238,280
      325,000   Montgomery Cnty., OH, Hosp. Rev. Ref. Bds. (Grandview Hosp. & Med.
                  Ctr.) Ser. '97, 5.65%, 12/01/12............................................          346,154
    1,145,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. Cap. Appreciation,
                  Ser. '85 A, Zero Cpn., 01/15/15............................................          239,797
       50,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. (GNMA Mtg.-Backed Sec.
                  Prg.) Ser. '90 C, Zero Cpn., 09/01/02......................................           38,327
    7,500,000   Ohio St. Air Quality Dev. Auth. Rev. Ref. Bds. (Pollution Ctl./Ohio Edison)
                  Ser. '90, 7.45%, 03/01/16..................................................        8,004,450
                                                                                               ---------------
                                                                                                    17,700,948
                                                                                               ---------------
                OKLAHOMA - (0.32%)
      200,000   Oklahoma St. Ind. Auth. Rev. Bds. (Hlth. Sys./Baptist Ctr.) Ser. '95C,
                  7.00%, 08/15/03............................................................          226,418
    1,000,000   Southeastern, OK,  Ind. Auth. OK Rev. Bds. (Pollution Ctl./Weyerhauser Co.
                  Prj.) Ser. '85, 9.85%, 02/01/00............................................        1,018,260
      420,000   Trustees of the Oklahoma Ordnance Works Auth. IDR Ref. Bds. (A.P.
                  Green Ind., Inc. Prj.) Ser. '92, 8.50%, 05/01/08...........................          456,527
                                                                                               ---------------
                                                                                                     1,701,205
                                                                                               ---------------
                OREGON - (0.55%)
    2,900,000   Oregon St., Ser. B, 6.875%, 12/01/13.........................................        2,973,805
                                                                                               ---------------
                PENNSYLVANIA - (8.17%)
       50,000   Allegheny Cnty., PA, Residential Fin. Auth. Sngl. Fam. Mtg. Rev. Bds.,
                  '83-Ser.-B, Zero Cpn., 10/01/15............................................            8,436
    2,915,000   Beaver Cnty., PA, IDA PCR Bds. (J&L Specialty Steel-formerly known
                  as Colt Ind. Prj.) Ser. 19, 7.00%, 06/01/08................................        2,971,551
       65,000   Berks Cnty., PA, IDA IDR (Borg-Warner/Baker Protection Svcs., Inc.)
                  Ser. '81, 11.10%, 07/01/01.................................................           65,877
    2,360,000   Berks Cnty., PA, IDA (Supermarkets General Corp. Prj.), 10.50%, 11/01/03.....        2,446,376

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                          (Note 1)
---------                                                                                          --------
                  MUNICIPAL BONDS - Continued
                PENNSYLVANIA - Continued
$    400,000    Columbia Cnty. IDA, Columbia Cnty., PA, 1st Mtg. Rev. Bds., Ser. '86
                  (Orangeville Nursing Ctr. Associates Prj.), 9.00%, 12/01/12................  $       401,080
   1,000,000    Delaware Cnty., PA, Auth. Hlth. Sys. Rev. Bds. (Catholic Hlth. East)
                  Ser. '98, 4.875%, 11/15/18.................................................          986,690
   1,250,000    Emmaus, PA, Gen'l Auth. Rev. Loc. Gov't Bds. (Bd. Pool Prog.) Ser. C,
                  7.90%, 05/15/18............................................................        1,274,088
   2,000,000    Emmaus, PA, Gen'l Auth. Rev. Loc. Gov't Bds. (Bd. Pool Prog.) Ser. E,
                  7.90%, 05/15/18............................................................        2,038,540
   1,850,000    Emmaus, PA, Gen'l Auth. Rev. Loc. Gov't Bds. (Bd. Pool Prog.) Ser. F,
                  7.90%, 05/15/18............................................................        1,885,650
     100,000    Hempfield, PA, School Dist., Lancaster Cnty. Ref. Bds. Ser. '90,
                  6.90%, 10/15/01............................................................          100,824
     715,000    Luzerne Cnty., PA, Hsg. Corp. Rev. Bds., 8.125%, 12/01/08....................          716,351
     200,000    McKean Cnty., PA, Ind. Dev. Auth. Rev. Bds., Ser. '80 (Corning Glass
                  Wks. Prj.), 7.75%, 06/01/05................................................          201,172
     295,000    Mercer Cnty., PA, IDA, Gumberg Assoc. - Pine Grove Square, The Kroger
                  Co., Ind. Dev. 1st Mtg. Rev. Bds., 13.00%, 06/01/07........................          304,717
     500,000    Montgomery Cnty., PA, IDA 1st Mtg. Rev. Ref. Bds., Ser. '97 A
                  (Meadowood), 6.25%, 12/01/17...............................................          530,470
     100,000    Montgomery Cnty., PA, IDA Mtg. Rev. Ref. Bds., Ser. '92 A
                  (Geriatric and Medical Svcs., Inc. Prj.), 9.00%, 07/01/99..................          102,241
     115,000    Pennsylvania Hsg. Fin. Agy., Moderate Rehab. Rev. Bds., 9.00%, 08/01/01......          116,870
   7,585,000    Pennsylvania Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds., Ser. 28,
                  7.55%, 10/01/23............................................................        7,757,028
  11,000,000    Pennsylvania Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds., Ser. 63 A,
                  Zero Cpn., 04/01/30........................................................        2,002,660
     675,000    Pennsylvania St. Higher Educ. Fac. Auth. College & Univ. Rev. Bds.,
                  (Temple Univ.) Ser. '86, 7.40%, 10/01/10...................................          683,627
   1,150,000    Pennsylvania St. Higher Educ. Fac. Auth. College & Univ. Rev. Bds.,
                  (Temple Univ.) Ser. '86, 7.40%, 10/01/10...................................        1,165,031
   3,000,000    Pennsylvania St. Higher Educ. Fac. Auth. Hlth. Svcs. Rev. Bds.
                  (Allegheny Delaware VY Oblig.) Ser. '96, 5.50%, 11/15/08...................        3,044,700
   5,000,000    Pennsylvania St. Higher Educ. Fac. Auth. Hlth. Svcs. Rev. Bds.
                  (Allegheny Delaware VY Oblig.) Ser. '96, 5.875%, 11/15/18..................        5,080,850
     285,000    Pennsylvania St. Higher Educ. Fac. Auth. Rev. Bds., (Thomas Jefferson
                  Univ.) Ser. '89 A, 6.00%, 07/01/19.........................................          295,348
   4,000,000    Pennsylvania St. Second Ser. Unlimited G.O., Ser. '92, 5.40%, 07/01/00.......        4,121,000
   1,150,000    Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Ref. Bds.
                  (Jefferson Hlth. Sys.) Ser. '97 A, 5.125%, 05/15/18........................        1,164,513
     305,000    Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Ref. Bds.
                  (The Philadelphia Protestant Home Prj.) Ser. '97 A, 5.60%, 07/01/04........          314,848
     315,000    Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Ref. Bds.
                  (The Philadelphia Protestant Home Prj.) Ser. '97 A, 5.70%, 07/01/05........          325,260

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                          (Note 1)
---------                                                                                          --------
                  MUNICIPAL BONDS - Continued
                PENNSYLVANIA - Continued
$    260,000    Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Ref. Bds.
                  (The Philadelphia Protestant Home Prj.) Ser. '97 A, 5.80%, 07/01/06........  $       268,720
     245,000    Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Ref. Bds.
                  (The Philadelphia Protestant Home Prj.) Ser. '97 A, 5.85%, 07/01/07........          253,124
     150,000    Philadelphia, PA, Redev. Auth. Home Improvement Loan, Rev. Bds.,
                   Ser. '86 A, 7.375%, 06/01/03..............................................          152,288
      85,000    Philadelphia, PA, Redev. Auth. Sngl. Fam. Home Mtg. Rev. Ref. Bds.,
                  '85 Ser. A, 0%/10.25%, 06/01/17 (b)........................................           87,631
     220,000    Pittsburgh & Allegheny Cnty., PA, Pub. & Auth. Rev. Bds. Ser. '78,
                  6.50%, 12/01/07............................................................          220,539
     100,000    Pittsburgh, PA, Urban Redevelopment Auth. Home Improvement Loan,
                  Rev. Bds., Ser. '87 A, 7.125%, 08/01/04....................................          102,577
     750,000    Sharon, PA, Reg'l. Hlth. Sys. Auth. Hlth. Sys. Rev. Bds., (Sharon Reg'l.
                  Hlth. Sys.) (MBIA Insured)  Ser. '98, 5.00%, 12/01/18......................          751,305
     250,000    Warren Cnty., PA, IDA Specialized Dev. Rev. Ref. Bds. (Beverly
                  Enterprises - Pennsylvania, Inc. Prj.) Ser. '91, 9.00%, 11/01/12...........          279,483
   1,625,000    Westmoreland Cnty., PA, Ind'l Dev. Auth. Rev. Ref. Bds. (Citizens Gen.
                  Hosp. Prj.) Ser. '87, 8.25%, 07/01/13......................................        1,649,928
                                                                                               ---------------
                                                                                                    43,871,393
                                                                                               ---------------
                PUERTO RICO - (0.25%)
     780,000    Puerto Rico Commonwealth Infrastructure Fin. Auth. Special Bds.,
                  Ser. '88 A, 7.75%, 07/01/08................................................          798,065
     300,000    Puerto Rico Ind. Med. & Environmental PCR Fac. Fin. Auth. Rev. Bds.,
                  (Abbott Chemical Inc. Prj.), 6.50%, 07/01/09...............................          302,739
     250,000    Puerto Rico Ind. Tourist Educational  Med. & Environmental Ctl. Fac. Fin.
                  Auth. Rev. Bds., (Mennonite Gen. Hosp. Prj.), Ser. '97 A, 5.625%,
                  07/01/17...................................................................          257,790
                                                                                               ---------------
                                                                                                     1,358,594
                                                                                               ---------------
                RHODE ISLAND - (0.07%)
     100,000    Rhode Island Hlth. & Educational Bldg. Corp. Hosp. Fin. Rev. Bds.,
                  (Roger Williams Gen. Hosp. Issue) Ser. '85, 9.375%, 07/01/04...............          100,423
     250,000    Rhode Island Hlth. & Educational Bldg. Corp. Rev. Bds., 9.50%, 07/01/16......          250,958
                                                                                               ---------------
                                                                                                       351,381
                                                                                               ---------------
                SOUTH CAROLINA - (0.86%)
     400,000    Certificates of Participation, Ser. '90A, South Carolina School Financing
                  Corp. (School Dist. No. 2 of Sumter Cnty., SC Prj.), 8.125%, 04/01/10......          425,908
     750,000    Charleston Cnty., SC, Res. Recovery, Rev. Ref. Bds., (Foster Wheeler
                  Charleston), Ser. '97, 5.25%, 01/01/10.....................................          806,048
   2,310,000    City of Charleston, SC, Waterworks and Sewer Sys. Ref. Rev. Bds.,
                  Ser. '86A, 7.00%, 01/01/15.................................................        2,338,967
     100,000    Clemson Univ., SC, Ctfs. of Participation, Ser. '86, 6.90%, 12/01/07.........          100,566

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                          (Note 1)
---------                                                                                          --------
                  MUNICIPAL BONDS - Continued
                SOUTH CAROLINA - Continued
$    275,000    Piedmont Mun. Pwr. Agy., SC, Elect. Rev. Ref. Bds., Ser. '86 A,
                  5.75%, 01/01/24............................................................  $       275,157
     595,000    South Carolina St. Ports Auth. Ports. Rev. Ref. Bds., 6.75%, 07/01/21........          649,252
                                                                                               ---------------
                                                                                                     4,595,898
                                                                                               ---------------
               SOUTH DAKOTA - (0.44%)
     250,000   Aberdeen, SD, Unlimited G.O., Rev. Ref. Bds., (MBIA Insured) Ser. '87,
                  6.90%, 07/01/04............................................................          252,113
   1,000,000   Education Loans, Inc., SD, Student Loan Ref. Bds., Ser. '98, 5.60%,
                  06/01/20...................................................................        1,035,290
      30,000   South Dakota Bldg. Auth., Rev. Ref. Bds., Ser. of Feb. '84, 10.50%,
                  09/01/00...................................................................           32,778
   1,000,000   South Dakota St. Hlth. & Educ. Fac. Auth. Rev. Ref. Bds., (McKennan
                  Hosp.) (MBIA Insured),  Ser. '89 A, 7.625%, 07/01/14.......................        1,051,020
                                                                                               ---------------
                                                                                                     2,371,201
                                                                                               ---------------
               TENNESSEE - (1.78%)
     295,000   Dover, TN, Hlth. & Educ. Fac., IDR (Wessex Corp. Dover Prj.), 9.50%,
                  09/01/11...................................................................          298,797
     246,879   Dyer Cnty., TN, Ind. Dev. Brd. IDR Bds. (S.S. Kresge Co. - K-Mart Corp.),
                  8.10%, 11/01/00............................................................          247,346
     500,000   The Hlth. & Educational Fac. Auth. of the City of Crossville, TN, 1st Mtg.
                  Ref. Rev. Bds. (Country Place Hlth. Care Ctr., Inc. Prj.) Ser. '96 A,
                  7.75%, 06/01/13............................................................          538,290
     840,000   Lewisburg, TN, IDR Bds. (Mead Corp. Prj.), 7.875%, 02/01/00...................          867,720
     245,000   McMinn Cnty., TN, Ind. Dev. Brd. Rev. Bds., (S.S. Kresge Co.), 8.00%,
                  11/01/00...................................................................          245,551
   3,730,000   Memphis, TN, Compounding Interest Gen. Improvements  Ref. Bds.,
                  Unlimited G.O., Ser. '88 A, Zero Cpn., 12/01/01............................        3,089,596
     440,000   New Tazewell, TN, Hlth. Educational & Hsg. Fac. Brd. IDR Bds. (Wessex
                  Corp. New Tazewell Prj.) Ser. '87, 10.00%, 06/01/17........................          441,637
   3,155,000   Tennessee Hsg. Dev. Agy. Rev. Bds., (Homeownership Prog. - Issue H)
                  (FHA/VA Insured) Ser. '88, 7.825%, 07/01/15................................        3,286,406
     510,000   Tennessee Hsg. Dev. Agy. Rev. Bds., (Homeownership Prog. - S)
                  (MBIA Insured) Ser. '90, 7.625%, 07/01/22..................................          543,675
                                                                                               ---------------
                                                                                                     9,559,018
                                                                                               ---------------
               TEXAS - (6.07%)
  10,160,000   Austin, TX, Hsg. Fin. Corp., Sngl. Fam. Mtg. Rev. Bds., Ser. '84,
                  Zero Cpn., 02/01/16........................................................        1,354,023
     600,000   Austin, TX, Utility Sys. Rev. and Ref. Bds., Cap. Appreciation, Ser. '88,
                  Zero Cpn., 11/15/12........................................................          208,452
   2,580,000   Bell Cnty., TX, Hlth. Fac. Dev. Corp. Rev. Bds. (Buckner Retirement Ser.),
                  5.25%, 11/15/28............................................................        2,568,235

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                          (Note 1)
---------                                                                                          --------
                  MUNICIPAL BONDS - Continued
               TEXAS - Continued
$  6,305,000   Bexar, TX, Metro. Wtr. Dist. Waterworks  Sys. Rev. Bds., Cap.
                  Appreciation, (MBIA Insured), Zero Cpn., 05/01/32..........................  $     1,047,954
   6,305,000   Bexar, TX, Metro. Wtr. Dist. Waterworks  Sys. Rev. Bds., Cap.
                  Appreciation, (MBIA Insured), Zero Cpn., 05/01/34..........................          936,608
   6,000,000   Brazos River Auth., TX, Pollution Control Rev. Ref. Bds. (Texas Util. Elec.
                  Co. Prj.) Ser. A, 5.55%, 05/01/33..........................................        6,332,760
     355,000   Brazos River Auth., TX, Rev. Ref. Collateralized Bds. (Houston L&P
                  Co. Prj.) '88 Ser. D, 7.75%, 10/01/15......................................          362,143
     230,000   Chisum, TX, Independent  School Dist. Unlimited G.O., 5.85%, 02/15/01.........          230,403
     370,000   Coastal Wtr. Auth. TX Wtr. Rev. Ref. Bds. (FGIC Insured), Ser. '86 A,
                  7.50%, 12/15/16............................................................          396,703
     625,000   Dallas Cnty., TX, Utility & Reclamation Dist. Rev. Ref. Bds., Cap.
                  Appreciation (MBIA Insured) Ser. '93, Zero Cpn., 02/15/14..................          275,938
   2,000,000   Gulf Coast Waste Disp. Auth. TX Rev. Bds. (Waste Disp.-Valero Energy
                  Corp.) Ser. '98, 5.60%, 04/01/32...........................................        2,014,160
  11,185,000   Harris Cnty., Houston, TX, SportsAuth. Sp., Jr. Lien Rev. Bds., Cap.
                  Appreciation (MBIA Insured) Ser. '98 B, Zero Cpn., 11/15/18................        3,931,304
   1,525,000   Harris Cnty., TX, Hlth. Fac. Dev. Corp. Rev. Bds. (Adj. Conv. Extendible
                  Secs.), GTR Houston Pooled Hlth. Care, 7.375%, 12/01/25 (c)................        1,536,499
      30,000   Houston, TX, Hsg. Corp. No. 1 Rev. Bds., Long Drive Apartments - Section
                  8 Assisted, 9.00%, 02/01/20................................................           32,906
     300,000   Houston, TX, Hsg. Fin. Corp. Sngl. Fam. Mtg. Rev. Ref. Bds., Ser. A-1,
                  8.00%, 06/01/14............................................................          325,437
     435,000   Irving, TX, G.O., 4.75%, 09/15/15.............................................          436,705
   1,000,000    Lewisville, TX, Hsg. Fin. Corp. Multifam. Rev. Bds., Ser. '97, 5.50%,
                  06/01/17...................................................................        1,033,370
     500,000   Matagorda Cnty., TX, NA Dist. No. 1, Rev. Ref. Bds., (Houston Ind'l. Inc.,
                  Prj.) (MBIA Insured) Ser. '98 A, 5.25%, 11/01/29 (c).......................          507,130
   1,000,000   Matagorda Cnty., TX, NA Dist. No. 1, Rev. Ref. Bds., (Houston Ind'l. Inc.,
                  Prj.) (MBIA Insured) Ser. '98 B, 5.15%, 11/01/29 (c).......................        1,013,440
   2,000,000   North Central, TX, Hlth. Fac. Dev. Corp. Rev. Bds., (Young Mem. Prj.)
                 Ser. '98, 5.375%, 02/15/25..................................................        2,008,320
     220,000   Rogers, TX, Independent  School Dist. Capital Appreciation Bds.,
                 Unlimited G.O., Zero Cpn., 08/15/24.........................................           54,743
     220,000   Rogers, TX, Independent  School Dist. Capital Appreciation Bds.,
                 Unlimited G.O., Zero Cpn., 08/15/25.........................................           51,680
     220,000   Rogers, TX, Independent  School Dist. Capital Appreciation Bds.,
                 Unlimited G.O., Zero Cpn., 08/15/26.........................................           48,803
     220,000   Rogers, TX, Independent  School Dist. Capital Appreciation Bds.,
                 Unlimited G.O., Zero Cpn., 08/15/27.........................................           46,095
     220,000   Rogers, TX, Independent  School Dist. Capital Appreciation Bds.,
                  Unlimited G.O., Zero Cpn., 08/15/28........................................           43,540

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                          (Note 1)
---------                                                                                          --------
                  MUNICIPAL BONDS - Continued
                TEXAS - Continued
$   1,250,000   San Antonio, TX, Hlth. Fac. Dev. Corp. Econ. Dev. Rev. Ref. Bds.
                  (Encore Nursing Ctr.) Ser. '92, 8.25%, 12/01/19............................  $     1,397,813
      180,000   Tarrant Cnty., TX, Hlth. Fac. Dev. Corp. Hlth. Sys. Rev. Bds. (Harris
                  Methodist Hlth. Sys.) Ser. '87 A, 6.875%, 09/01/12.........................          185,704
       95,000   Terrell, TX, Pub. Hosp. Corp. Rev. Bds. (American Med. Int'l Inc.)
                  Ser. '76, 7.375%, 02/01/06.................................................           97,195
      825,000   Texas Hsg. Agy., Residential Mtg. Rev. Bds., Ser. '87D, 8.40%, 01/01/21......          854,420
      750,000   Texas Mun. Pwr. Agy. Rev. Ref. Bds., Ser. '87, 5.50%, 09/01/13...............          750,825
      170,000   Texas St. Higher Educ. Coordinating Brd., College Student Loan Rev. Bds.,
                  7.20%, 04/01/02............................................................          185,067
       40,000   Texas Wtr. Res. Fin. Auth. Rev. Bds., Ser. '89, 7.625%, 08/15/08.............           41,193
      340,000   Texas Wtr. Res. Fin. Auth. Rev. Bds., Ser. '89, 7.50%, 08/15/13..............          351,414
      235,000   Texoma Hsg. Fin. Corp. TX Sngl. Fam. Mtg. Rev. Ref. Bds.
                  (GNMA/FNMA Mtg.-Backed Sec.Prg.) Ser. '97, 5.80%, 09/01/28.................          241,770
      255,000   Tomball, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                  Unlimited G.O. Prerefunded,  Zero Cpn., 02/15/13...........................          100,358
      745,000   Tomball, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                  Unlimited G.O. Unrefunded,  Zero Cpn., 02/15/13............................          287,063
    1,195,000   Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. Bds. (East TX Med. Ctr. Reg'l
                  Healthcare Sys. Prj.) Ser. '97 B, 5.50%, 11/01/17..........................        1,272,567
                                                                                               ---------------
                                                                                                    32,562,740
                                                                                               ---------------
                UTAH - (0.97%)
    1,270,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds.,'86 Ser. F, 5.00%,
                  07/01/13...................................................................        1,270,318
      500,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds.,'88 Ser. B, 7.75%,
                  07/01/20...................................................................          511,740
    7,420,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds., Cap. Appreciation,
                  '87 Ser. D, Zero Cpn., 07/01/20............................................        1,322,615
      200,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds. (First Crossover)
                  (MBIA Insured) '86 Ser. B, 6.00%, 07/01/15.................................          200,210
      500,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds. (Second Crossover)
                  '86 Ser. C, 5.75%, 07/01/20................................................          500,675
      180,000   Ogden Neighborhood Dev. Agy. Utah Tax Increment , Tax Allocation Rev.
                  Bds., Cap. Appreciation (25th St. Prj.), Ser. '90 A, Zero Cpn., 12/30/05...          125,561
      285,000   Ogden Neighborhood Dev. Agy. Utah Tax Increment , Tax Allocation Rev.
                  Bds., Cap. Appreciation (Wash. Blvd. Prj.), Ser. '90 B, Zero Cpn.,
                  12/30/05...................................................................          198,805
    1,000,000   Utah Hsg. Fin. Agy. Rev. Bds. (RHA Community Services of Utah,
                  Inc. Prj.) Ser. '97 A, 6.875%, 07/01/27....................................        1,053,560
                                                                                               ---------------
                                                                                                     5,183,484
                                                                                               ---------------
                VERMONT - (0.52%)
    1,250,000   Vermont Educ. & Hlth. Bldgs. Fin. Agy. Rev. Bds. (Norwich Univ. Prj.)
                  Ser. '98, 5.50%, 07/01/21..................................................        1,273,738

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                          (Note 1)
---------                                                                                          --------
                  MUNICIPAL BONDS - Continued
                VERMONT - Continued
$   1,450,000   Vermont Hsg. Fin. Agy. Multi-Fam. Hsg. Bds., '79 Ser. A, 8.50%,
                  02/15/21...................................................................  $     1,513,075
                                                                                               ---------------
                                                                                                     2,786,813
                                                                                               ---------------
                VIRGIN ISLANDS - (0.16%)
      825,000   Virgin Islands Pub. Fin. Auth. Sr. Lien Rev. Bds., Ser. '98 A, 5.625%,
                  10/01/25...................................................................          858,413
                                                                                               ---------------
                VIRGINIA - (3.08%)
    1,000,000   Chesapeake, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. '88, 7.875%, 11/01/08................................        1,023,420
    4,000,000   Chesapeake, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. '88, 8.00%, 11/01/18.................................        4,094,120
      210,000   The IDA of Covington-Alleghany Cnty., VA, IDR Ref. Bds. (Beverly
                  Enterprises, Inc. Prj.) Ser. '91, 9.375%, 09/01/01.........................          224,469
      110,000   Montgomery Cnty., VA, Rev. Bds., Ser. '87, 6.70%, 04/01/07...................          111,923
    1,000,000   Norfolk, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. '88, 7.875%, 11/01/08................................        1,023,420
    2,000,000   Norfolk, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. '88, 7.90%, 11/01/18.................................        2,046,720
      500,000   Peninsula Ports Auth. VA, Hosp. Fac. Rev. Ref. Bds. (Whittaker Mem.
                  Hosp. Prj.) Ser. '87, 8.70%, 08/01/23......................................          536,250
      500,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A, 6.90%,
                  07/01/07...................................................................          515,750
       65,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A, 7.00%,
                  01/01/13...................................................................           67,015
      350,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A, 7.10%,
                  01/01/17...................................................................          366,121
       85,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. B, 7.375%,
                  07/01/17...................................................................           86,513
    3,905,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., 6.80%, 07/01/06..............        4,052,336
      400,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., 6.20%, 07/01/21..............          418,328
      215,000   Virginia St. Res. Auth. Wtr. & Swr. Sys. Rev. Bds. (Pooled Loan Prg.)
                  Ser. '97 A, 7.50%, 11/01/17................................................          215,720
      500,000   Winchester, VA, Ind'l Dev. Auth. Res. Care Fac., 1st Mtg. Rev. Bds.
                  (Westminster-Canterbury) Ser. '98, 5.75%, 01/01/18.........................          505,305
    1,250,000   Winchester, VA, Ind'l Dev. Auth. Res. Care Fac., 1st Mtg. Rev. Bds.
                  (Westminster-Canterbury) Ser. '98, 5.75%, 01/01/27.........................        1,259,975
                                                                                               ---------------
                                                                                                    16,547,385
                                                                                               ---------------
                WASHINGTON - (1.51%)
    2,000,000   Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                  Rev. Bds., Ser. '91  A, 7.60%, 07/01/25 (c)................................        2,270,680
      500,000   Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                  Rev. Bds., Ser. '97 A, 4.85%, 07/01/32 (c).................................          513,605

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                          (Note 1)
---------                                                                                          --------
                  MUNICIPAL BONDS - Continued
                WASHINGTON - Continued
$    500,000    Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                  Rev. Bds.. Ser. '97 A, 5.25%, 07/01/32 (c).................................  $       511,930
     500,000    Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                  Rev. Bds.. Ser. '97 A, 5.60%, 07/01/32 (c).................................          527,230
     400,000    King Cnty., WA, Unlimited G.O., Ser. A '78, 6.50%, 12/01/12..................          401,020
   1,500,000    Washington St. Hlth. Care Fac. Auth. Rev. Bds. (Swedish Hlth. Sys.)
                  Ser. '98, 5.125%, 11/15/18.................................................        1,519,530
   2,300,000    Washington St. Hsg. Fin. Comm. Nonprofit Hsg. Rev. Bds. (Seattle Univ.
                   Auxiliary Svcs. Prj.) Ser. '98, 5.30%, 07/01/31............................       2,341,883
                                                                                               ---------------
                                                                                                     8,085,878
                                                                                               ---------------
                WEST VIRGINIA - (1.45%)
     380,000    Beverly, WV, Hsg. Corp. Mtg. Rev. Bds., Ser. '81 (Beverly Manor/FHA -
                  Insured/Section 8 Prj.), 11.00%, 11/15/22..................................          457,296
     200,000    Glasgow, WV, Hlth. Fac. Rev. Ref. Bds. (Beverly Enterprises, Inc. Prj.)
                  Ser. '91, 9.50%, 09/01/01.................................................           214,700
   1,000,000    Ohio Cnty., WV, Cnty. Comm. Hlth. Sys. Rev. & Impt. Bds. (Ohio
                  Valley Med. Ctr.-A) Ser. '98, 5.75%, 01/01/13..............................        1,009,220
   1,000,000    Ohio Cnty., WV, Cnty. Comm. Hlth. Sys. Rev. & Impt. Bds. (Ohio
                  Valley Med. Ctr.-A) Ser. '98, 5.80%, 01/01/18..............................        1,006,880
      65,000    Putnam Cnty., WV, IDR (IDR Bds.) Rite Aid West Virginia Inc., 10.375%,
                  11/01/02...................................................................           65,246
     845,000    West Virginia Hsg. Dev. Fd., Rental Dev. Prg. Bds., Ser. C (Section 8
                  Assisted Dev.), 10.00%, 07/01/15...........................................          855,241
   1,250,000    West Virginia St. Hsg. Dev. Fd. Hsg. Fin. Rev. Bds., Ser. '87, 7.40%,
                  11/01/11...................................................................        1,266,813
   2,540,000    West Virginia St. Hsg. Dev. Fd. Hsg. Fin. Rev. Bds., Ser. B-2, 7.85%,
                  11/01/14...................................................................        2,612,898
     305,000    West Virginia St. Hsg. Dev. Fd., Rev. Bds., Ser. '87 A, 7.25%, 05/01/17......          312,107
                                                                                               ---------------
                                                                                                     7,800,401
                                                                                               ---------------
                WISCONSIN - (1.37%)
      300,000   Clear Lake, WI, Sewer Sys. Mtg. Rev. Bds., 8.00%, 08/01/11...................          321,036
      170,000   Wisconsin Hlth. Fac. Auth. Rev. Ref. Bds., Hosp. Sisters Svcs. Sys.,
                  Ser. D, 9.125%, 07/01/05...................................................          170,782
    1,480,000   Wisconsin Hlth. Fac. Auth. Rev. Ref. Bds., Hosp. Sisters Svcs. Sys.,
                  Ser. D, 9.25%, 07/01/12....................................................        1,520,700
      270,000   Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bds.,
                  Ser. E, 8.00%, 03/01/21....................................................          277,422
      900,000   Wisconsin St. Hlth. & Educational Fac. Auth. Rev. Bds. (Franciscan
                  Sisters Christian-A) Ser. '98, 5.50%, 02/15/28.............................          921,357
    2,500,000   Wisconsin St. Hlth. & Educational Fac. Auth. Rev. Ref. Bds. (Wausau
                  Hosp. Inc.) Ser. '98 A, 5.125%, 08/15/20...................................        2,509,800

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Schedule of Investments - Continued
At September 30, 1998
================================================================================

                                                                                                     Value
Principal                                                                                          (Note 1)
---------                                                                                          --------
                  MUNICIPAL BONDS - Continued
                WISCONSIN - Continued
$   1,595,000   Wisconsin St. Hlth. & Educational Fac. Auth. Rev. Bds. (RFDF Inc. Prj.)
                  Ser. '97, 7.375%, 07/15/27.................................................  $     1,649,916
                                                                                               ---------------
                                                                                                     7,371,013
                                                                                               ---------------
                WYOMING - (0.02%)
       80,000   Wyoming Community Dev. Auth. Insured Bds., Sngl. Fam. Mtg., Cap.
                  Appreciation, Ser. B, 0%/8.25%, 06/01/11 (b)...............................           81,204
                                                                                               ---------------

                  Total Municipal Bonds - (identified cost $513,157,392).....................      518,308,896
                                                                                               ---------------

                  SHORT TERM BONDS - (2.80%)
    6,100,000   Madison Cnty., IL, Environmental Improvement Rev. Bds. (Shell Wood
                  Rvr. Prj.) Ser. '97 A, 4.25%, 03/01/33 (c).................................        6,100,000
    8,900,000   Valdez Alaska Marine Term Rev. Bds. (Exxon Pipeline Co. Prj.),
                  4.10%, 10/01/25 (c)........................................................        8,900,000
                                                                                               ---------------
                  Total Short Term - (identified cost $15,000,000)...........................       15,000,000
                                                                                               ---------------

                      Total investments - (identified cost $528,157,392)(99.38%) (a).........      533,308,896
                      Other assets less liabilities - (0.62%)................................        3,345,707
                                                                                              ----------------
                           Net assets - (100%)............................................... $    536,654,603
                                                                                              ================

(a)   Aggregate cost for Federal income tax purposes is $528,157,392.

At September 30, 1998 unrealized appreciation (depreciation) of securities for Federal income tax purposes was as follows:

         Unrealized appreciation..............................$      8,434,536
         Unrealized depreciation..............................      (3,283,032)
                                                              ----------------
              Net unrealized appreciation.....................$      5,151,504
                                                              ================


(b) Represents a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(c)   Represents the current rate for a variable rate security.

The zero coupon bonds amounted to $51,052,341 and 9.51% of the Fund's net assets as of September 30, 1998.

See Notes to Financial Statements

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Statement of Assets and Liabilities
At September 30, 1998
================================================================================

ASSETS:
     Investments in securities, at value (identified cost $528,157,392) (See accompanying
         Schedule of Investments) .......................................................   $ 533,308,896
     Cash ...............................................................................          53,020
     Receivables:
         Interest .......................................................................       9,447,517
         Capital stock sold .............................................................       1,425,926
         Investment securities sold .....................................................       2,074,644
     Prepaid expenses ...................................................................          59,940
     Other assets .......................................................................          24,098
                                                                                            -------------
                  Total assets ..........................................................     546,394,041
                                                                                            -------------
LIABILITIES:
     Payables:
         Capital stock redeemed .........................................................         545,472
         Investment securities purchased ................................................       8,428,370
         Commissions to distributor (Note 4) ............................................         376,361
     Accrued expenses ...................................................................         389,235
                                                                                            -------------
                  Total liabilities .....................................................       9,739,438
                                                                                            -------------
NET ASSETS (Note 5) .....................................................................   $ 536,654,603
                                                                                            =============
     CLASS A SHARES
         Net assets .....................................................................   $ 243,877,540
         Shares outstanding .............................................................      26,530,013
         Net asset value and redemption price per share .................................   $        9.19
                                                                                            =============
         Maximum offering price per share (100/95.25 of $9.19) ..........................   $        9.65
                                                                                            =============
     CLASS B SHARES
         Net assets .....................................................................   $ 255,300,333
         Shares outstanding .............................................................      27,877,092
         Net asset value and redemption price per share .................................   $        9.16
                                                                                            =============
     CLASS C SHARES
         Net assets .....................................................................   $  36,593,730
         Shares outstanding .............................................................       3,969,955
         Net asset value and redemption price per share .................................   $        9.22
                                                                                            =============
     CLASS Y SHARES
         Net assets .....................................................................   $     883,000
         Shares outstanding .............................................................          96,107
         Net asset value and redemption price per share .................................   $        9.19
                                                                                            =============
Net assets consist of:
     Par value of shares of capital stock ...............................................   $     584,732
     Additional paid-in capital .........................................................     531,312,230
     Undistributed net investment income ................................................           1,264
     Net unrealized appreciation on investments .........................................       5,151,504
     Accumulated net realized loss ......................................................        (395,127)
                                                                                            -------------
                  Net assets ............................................................   $ 536,654,603
                                                                                            =============

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Statement of Operations
For the year ended September 30, 1998
================================================================================

INVESTMENT INCOME:
     Income:
         Interest............................................................................  $    28,290,467
                                                                                               ---------------
     Expenses:
         Management fees (Note 3)..........................................  $      2,769,520
         Custodian fees....................................................            80,127
         Transfer agent fees
              Class A......................................................           162,020
              Class B......................................................           190,632
              Class C......................................................            13,159
              Class Y......................................................               925
         Audit fees........................................................            26,197
         Legal fees........................................................            27,550
         Accounting fees (Note 3)..........................................            15,996
         Reports to shareholders...........................................            67,010
         Directors fees and expenses.......................................            60,946
         Registration and filing fees......................................            86,570
         Miscellaneous.....................................................             4,356
         Payments under distribution plan (Note 4)
              Class A......................................................           535,985
              Class B......................................................         2,077,802
              Class C......................................................           222,588
                                                                              ---------------
                      Total expenses.........................................................        6,341,383
                      Expenses paid indirectly (Note 6)......................................          (24,124)
                                                                                               ---------------
                      Net expenses...........................................................        6,317,259
                                                                                               ---------------
                           Net investment income.............................................       21,973,208
                                                                                               ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from investment transactions...............................................         (237,034)
Net increase in unrealized appreciation of investments during the period.....................        3,568,267
                                                                                               ---------------
              Net realized and unrealized gain on investments................................        3,331,233
                                                                                               ---------------
              Net increase in net assets resulting from operations...........................  $    25,304,441
                                                                                               ===============

See Notes to Financial Statements

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Statement of Changes in Net Assets
================================================================================

                                                               Year Ended      Year Ended
                                                               September 30,   September 30,
Operations:                                                        1998            1997
                                                             --------------   --------------
Net investment income ....................................   $  21,973,208    $  10,003,819
Net realized gain (loss) from investment transactions ....        (237,034)       1,392,396
Net increase (decrease)  in unrealized appreciation
         of investments ..................................       3,568,267         (127,490)
                                                             -------------    -------------
              Net increase in net assets resulting
                  from operations ........................      25,304,441       11,268,725

Dividends and distributions to shareholders from:
     Net investment income
              Class A ....................................     (11,779,256)      (3,300,319)
              Class B ....................................     (10,526,467)      (6,339,753)
              Class C ....................................      (1,029,628)            (767)
              Class Y ....................................         (21,941)              --

     Realized gains
              Class A ....................................        (673,758)         (78,623)
              Class B ....................................        (790,190)        (178,821)
              Class C ....................................         (46,345)              --
              Class Y ....................................            (294)              --

     In excess of net investment income
              Class A ....................................        (518,381)              --
              Class B ....................................        (262,079)              --
              Class C ....................................         (39,435)              --

Capital share transactions (Note 5) ......................     309,653,547       71,697,040
                                                             -------------    -------------

              Total increase in net assets ...............     309,270,214       73,067,482

Net Assets:
Beginning of year ........................................     227,384,389      154,316,907
                                                             -------------    -------------
End of year (including undistributed net investment income
          of $1,264 and $1,385,348, respectively) ........   $ 536,654,603    $ 227,384,389
                                                             =============    =============

See Notes to Financial Statements

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Notes to Financial Statement
At September 30, 1998
================================================================================

Note 1 - Summary of Significant Accounting Policies

      Davis Tax-Free High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide current income free from federal income tax by investing in municipal obligations. The Fund may invest in high yield, high risk, low rated and unrated bonds commonly referred to as "junk bonds." Such securities are speculative and subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds. The Fund offers shares in four classes, Class A, Class B, Class C and Class Y. The Class A shares are sold with a front-end sales charge, the Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred shares charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

      Municipal bonds are normally valued on the basis of prices provided by an independent pricing service or broker. Securities not priced in this manner are priced at the last sales price if traded on that day and, if not traded, at the mean between the most recent quoted bid and asked prices provided by investment dealers. Short-term obligations are valued at amortized cost, which approximates value. The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors.

Federal Income Taxes

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its tax-exempt and taxable income to shareholders. Therefore, no provision for federal income or excise tax is required.

Securities Transactions and Related Investment Income

      Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Interest income is recorded on the accrual basis. Premiums on tax-exempt securities, original issue discounts and market discounts are amortized to investment income, over the lives of the respective securities, or to the earliest call date, if applicable, for financial reporting and tax purposes.

Dividends and Distributions  to  Shareholders

      Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1998, amounts have been reclassified to reflect an increase in undistributed net investment income of $819,895 and a corresponding decrease in additional paid-in capital. Income from amortization of

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Notes to Financial Statements - Continued
At September 30, 1998
================================================================================

Note 1 - Summary of Significant Accounting Policies - (Continued)

market discounts and certain short-term investments is not tax-exempt and may result in some percentage of dividends being reported as taxable income to shareholders.

Use of Estimates in Financial Statements

      In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Note 2 - Purchases and Sales of Securities

      Purchases and sales of investment securities (excluding short-term securities) during the year ended September 30, 1998, were $834,467,780 and $534,516,976, respectively.

Note 3 - Investment Advisory Fees and Other Transactions with Affiliates

      The Fund pays advisory fees for investment management and advisory services under a management agreement with Davis Selected Advisers, L.P. (the "Adviser"). The agreement provides for a fee at the annual rate of 0.65% of the first $250 million of average annual net assets of the Fund, 0.60% of the next $250 million of average annual net assets of the Fund and 0.55% of average annual net assets over $500 million.

      The Adviser is paid for registering Fund shares for sale in various states. The fee for the year ended September 30, 1998 amounted to $12,996. Boston Financial Data Services is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended September 30, 1998 amounted to $46,432. State Street Bank & Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. Such fee paid to the Adviser for the year ended September 30, 1998 amounted to $15,996. Certain directors and the officers of the Fund are also officers and directors of the general partner of the Adviser.

      Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

      Stamper Capital & Investments, Inc. ("Stamper") also acts as sub-adviser of the Fund. Stamper manages the day-to-day investment operations for the Fund. The Fund pays no fees directly to Stamper. Stamper receives from the Adviser a percentage of the total annual investment advisory fees paid by the Fund to the Adviser.

Note 4 - Distribution and Underwriting Fees

Class A Shares

      Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

      During the year ended September 30, 1998, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received $4,936,465 from commissions earned on sales of Class A shares of the Fund of which $745,286 was retained by the Underwriter and the remaining $4,191,179 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Notes to Financial Statements - Continued
At September 30, 1998
================================================================================

Note 4 - Distribution and Underwriting Fees - (Continued)

of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

      The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at the annual rate of 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Fund for the year ended September 30, 1998 was $535,985.

Class B Shares

      Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

      The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. The National Association of Securities Dealers, Inc., ("NASD") limits the percentage of the Fund's average annual net assets attributable to Class B shares which may be used to reimburse the Distributor. The limit is 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution-related services to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

      During the year ended September 30, 1998, Class B shares of the Fund made distribution plan payments which included distribution fees of $1,564,911 and service fees of $512,891.

      Commission advances by the Distributor during the year ended September 30, 1998 on the sale of Class B shares of the Fund amounted to $5,948,842 of which $5,934,317 was reallowed to qualified selling dealers.

      The Distributor intends to seek payment from Class B shares of the Fund in the amount of $7,561,473, representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

      A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended September 30, 1998 the Distributor received contingent deferred sales charges of $294,925 from redemptions of Class B shares of the Fund.

Class C Shares

      Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. The Fund pays the Distributor 1% of the Fund's average annual net assets attributable to Class C shares, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Notes to Financial Statements - Continued
At September 30, 1998
================================================================================

Note 4 - Distribution and Underwriting Fees - (Continued)

      During the year ended September 30, 1998, Class C shares of the Fund made distribution plan payments of $222,588. During the year ended September 30, 1998, the Distributor received $6,858 in contingent deferred sales charges from redemption of Class C shares of the Fund.

Note 5 - Capital Stock

      At September 30, 1998, there were 1,000,000,000 shares of capital stock ($0.01 par value per share) authorized. Transactions in capital stock were as follows:

                                                            Year Ended
Class A                                                  September 30, 1998
                                                  -------------------------------
                                                       Shares           Amount
                                                       ------           ------
Shares sold ....................................      35,588,556    $ 326,191,003
Shares issued to shareholders in connection with
      reinvestment of distributions ............         640,064        5,842,119
                                                   -------------    -------------
                                                      36,228,620      332,033,122
Shares redeemed ................................     (19,676,340)    (179,925,895)
                                                   -------------    -------------
        Net increase ...........................      16,552,280    $ 152,107,227
                                                   =============    =============

                                                            Year Ended
                                                         September 30, 1997
                                                  -------------------------------
                                                       Shares           Amount
                                                       ------           ------
Shares sold ....................................       6,872,383    $  63,146,106
Shares issued to shareholders in connection with
      reinvestment of distributions ............         211,487        1,933,280
                                                   -------------    -------------
                                                       7,083,870       65,079,386
Shares redeemed ................................      (2,004,557)     (18,369,419)
                                                   -------------    -------------
        Net increase ...........................       5,079,313    $  46,709,967
                                                   =============    =============

                                                            Year Ended
Class B                                                  September 30, 1998
                                                  -------------------------------
                                                       Shares           Amount
                                                       ------           ------
Shares sold ....................................      17,056,260    $ 155,837,641
Shares issued to shareholders in connection with
      reinvestment of distributions ............         511,231        4,656,040
                                                   -------------    -------------
                                                      17,567,491      160,493,681
Shares redeemed ................................      (4,154,386)     (37,903,497)
                                                   -------------    -------------
        Net increase ...........................      13,413,105    $ 122,590,184
                                                   =============    =============

                                                            Year Ended
                                                         September 30, 1997
                                                  -------------------------------
                                                       Shares           Amount
                                                       ------           ------
Shares sold ....................................       4,212,644    $  38,566,676
Shares issued to shareholders in connection with
      reinvestment of distributions ............         352,552        3,214,140
                                                   -------------    -------------
                                                       4,565,196       41,780,816
Shares redeemed ................................      (2,103,052)     (19,216,556)
                                                   -------------    -------------
        Net increase ...........................       2,462,144    $  22,564,260
                                                   =============    =============

DAVIS TAX-FREE HIGH INCOME FUND, INC
Notes to Financial Statements - Continued
At September 30, 1998
================================================================================

Note 5 - Capital Stock - (Continued)

                                                            Year Ended
Class C                                                  September 30, 1998
                                                  -------------------------------
                                                       Shares           Amount
                                                       ------           ------
Shares sold ....................................       4,003,278    $  36,794,143
Shares issued to shareholders in connection with
      reinvestment of distributions ............          37,685          345,114
                                                   -------------    -------------
                                                       4,040,963       37,139,257
Shares redeemed ................................        (333,673)      (3,060,421)
                                                   -------------    -------------
        Net increase ...........................       3,707,290    $  34,078,836
                                                   =============    =============

                                                           August 18, 1997
                                                        (Inception of Class)
                                                              through
                                                          September 30, 1997
                                                  -------------------------------
                                                        Shares           Amount
                                                        ------           ------
Shares sold ....................................         262,631    $   2,422,498
Shares issued to shareholders in connection with
      reinvestment of distributions ............              34              315
                                                   -------------    -------------
                                                         262,665        2,422,813
Shares redeemed ................................              --               --
                                                   -------------    -------------
        Net increase ...........................         262,665    $   2,422,813
                                                   =============    =============

                                                           October 6, 1997
                                                        (Inception of Class)
Class Y                                                       through
                                                         September 30, 1998
                                                  -------------------------------
                                                       Shares           Amount
                                                       ------           ------
Shares sold ....................................         115,009    $   1,049,727
Shares issued to shareholders in connection with
      reinvestment of distributions ............               1                5
                                                   -------------    -------------
                                                         115,010        1,049,732
Shares redeemed ................................         (18,903)        (172,432)
                                                   -------------    -------------
        Net increase ...........................          96,107    $     877,300
                                                   =============    =============

NOTE 6 - CUSTODIAN FEES

      Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $24,124 during the year ended September 30, 1998.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Federal Income Tax Information (Unaudited)
For the Year Ended September 30, 1998
================================================================================

      In early 1999, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1998. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended September 30, 1998 are eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Financial Highlights
================================================================================

The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

Class A


                                                                                     December 1, 1994
                                                                                      (Inception of
                                                       Year Ended September 30,       Class) through
                                                 ----------------------------------    September 30,
                                                   1998         1997          1996        1995
                                                   ----         ----          ----       ------
Net Asset Value, Beginning
   of Period .................................   $   9.22     $  9.15       $  9.19      $  8.90
                                                 --------     -------       -------      -------
Income From Investment Operations
   Net Investment Income .....................       0.54        0.57          0.61         0.40
   Net Realized and Unrealized Gains or Losses       0.04        0.11         (0.05)        0.30
                                                 --------     -------       -------      -------
         Total From  Investment Operations ...       0.58        0.68          0.56         0.70
                                                 --------     -------       -------      -------
Dividends and Distributions
   Dividends from Net Investment Income ......      (0.54)      (0.59)        (0.54)       (0.40)
   Distribution from Realized Gains ..........      (0.05)      (0.02)        (0.06)       (0.01)
   Distributions in Excess of Net Investment
       Income ................................      (0.02)         --            --           --
                                                 --------     -------       -------      -------
         Total Distributions .................      (0.61)      (0.61)        (0.60)       (0.41)
                                                 --------     -------       -------      -------
Net Asset Value, End of Period ...............   $   9.19     $  9.22       $  9.15      $  9.19
                                                 ========     =======       =======      =======

Total Return(1) ..............................       6.53%       7.66%         6.33%        7.93%

Ratios/Supplemental Data
   Net Assets,  End of Period
     (000 omitted) ...........................   $243,878     $92,020       $44,828      $45,461
   Ratio of Expenses to
     Average Net Assets ......................       1.04%       1.26%(2)      1.36%        1.43%*
   Ratio of Net Investment Income to
     Average Net Assets ......................       5.37%       6.60%         6.64%        5.95%*

   Portfolio Turnover Rate(3) ................     126.28%     112.71%       106.55%      127.80%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.25% for September 30, 1997. Prior to 1996, such reductions were reflected in the expense ratios.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*     Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Financial Highlights
================================================================================

The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

Class B


                                                              Year Ended September 30,
                                         ---------------------------------------------------------------
                                             1998         1997          1996         1995         1994
                                             ----         ----          ----         ----         ----
Net Asset Value, Beginning
   of Period .........................   $   9.19        $   9.12     $   9.17     $   9.09     $   9.65
                                         --------        --------     --------     --------     --------
Income From Investment Operations
   Net Investment Income .............       0.49            0.53         0.54         0.48         0.44
   Net Realized and Unrealized Gains
     or Losses .......................       0.02            0.08        (0.05)        0.10        (0.18)
                                         --------        --------     --------     --------     --------
       Total From  Investment
         Operations ..................       0.51            0.61         0.49         0.58         0.26
                                         --------        --------     --------     --------     --------
Dividends and Distributions
   Dividends from Net
     Investment Income ...............      (0.48)          (0.52)       (0.48)       (0.48)       (0.44)
   Distribution from Realized Gains ..      (0.05)          (0.02)       (0.06)       (0.01)       (0.28)
   Distribution in Excess
     of Net Investment Income ........      (0.01)             --           --        (0.01)       (0.07)
   Tax Return of Capital
      Distributions ..................         --              --           --           --        (0.03)
                                         --------        --------     --------     --------     --------
       Total Distributions ...........      (0.54)          (0.54)       (0.54)       (0.50)       (0.82)
                                         --------        --------     --------     --------     --------

Net Asset Value, End of Period .......   $   9.16        $   9.19     $   9.12     $   9.17     $   9.09
                                         ========        ========     ========     ========     ========
Total Return(1) ......................       5.74%           6.89%        5.51%        6.64%        2.81%

Ratios/Supplemental Data
   Net Assets, End of Period
     (000 omitted) ...................   $255,300        $132,934     $109,488     $126,727     $188,874
   Ratio of Expenses to
     Average Net Assets ..............       1.80%(2)        2.02%        2.10%        2.14%        2.07%
   Ratio of Net Investment Income
     to Average Net Assets ...........       4.62%           5.87%        5.89%        5.37%        4.49%

   Portfolio Turnover Rate(3) ........     126.28%         112.71%      106.55%      127.80%      113.46%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.79% for September 30, 1998. Prior to 1996, such reductions were reflected in the expense ratios.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Financial Highlights
================================================================================

The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

Class C                                                         August 18, 1997
                                                                  (Inception
                                                   Year            of Class)
                                                   ended           through
                                                September 30,    September 30,
                                                    1998            1997
                                                    ----            ----
Net Asset Value, Beginning of Period .......   $     9.25        $     9.20
                                               ----------        ----------
Income From Investment Operations
   Net Investment Income ...................         0.49              0.04
   Net Realized and Unrealized Gains .......         0.03              0.03
                                               ----------        ----------
       Total From Investment Operations ....         0.52              0.07
                                               ----------        ----------
Dividends and Distributions
   Dividends from Net Investment Income ....        (0.48)            (0.02)
   Distributions in Excess of Net Investment
      Income ...............................        (0.02)               --
   Distribution from Realized Gains ........        (0.05)               --
                                               ----------        ----------
       Total Distributions .................        (0.55)            (0.02)
                                               ----------        ----------
Net Asset Value, End of Period .............   $     9.22        $     9.25
                                               ==========        ==========
Total Return(1) ............................         5.74%             0.77%

Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted) .   $   36,594        $    2,430
   Ratio of Expenses to Average Net Assets .         1.77%(2)          2.03%*
   Ratio of Net Investment Income to
     Average Net Assets ....................         4.65%             5.85%*

   Portfolio Turnover Rate(3) ..............       126.28%           112.71%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day for the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.76% for September 30, 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*     Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Financial Highlights
================================================================================

The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:

Class Y
                                                               October 6, 1997
                                                                 (Inception
                                                                  Of Class)
                                                                   through
                                                                September 30,
                                                                    1998
                                                                    ----

Net Asset Value, Beginning of Period .........................     $  9.20
                                                                   -------
Income From Investment Operations
   Net Investment Income .....................................        0.54
   Net Realized and Unrealized Gain ..........................        0.03
                                                                   -------
       Total From  Investment Operations .....................        0.57
                                                                   -------
Dividends and Distributions
   Dividend from Net Investment Income .......................       (0.53)
   Distribution from Realized Gain ...........................       (0.05)
                                                                   -------
       Total Distribution ....................................       (0.58)
                                                                   -------
Net Asset Value, End of Period ...............................     $  9.19
                                                                   =======
Total Return(1) ..............................................        6.34%

Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted) ...................     $   883
   Ratio of Expenses to Average Net Assets ...................        0.93%*(2)
   Ratio of Net Investment Income to Average Net Assets ......        5.49%*

   Portfolio Turnover Rate(3) ................................      126.28%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day for the fiscal period. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 0.92% for September 30, 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*     Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
Independent Auditors' Report
================================================================================

To the Shareholders and Board of Directors of Davis Tax-Free High Income Fund, Inc.:

      We have audited the accompanying statement of assets and liabilities of Davis Tax-Free High Income Fund, Inc. including the schedule of investments, as of September 30, 1998, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1997 and the financial highlights for each of the years in the four-year period ended September 30, 1997 were audited by other auditors whose report, dated November 11, 1997, expressed an unqualified opinion on this information.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Tax-Free High Income Fund, Inc. as of September 30, 1998, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                                           KPMG PEAT MARWICK LLP

Denver, Colorado
November 4, 1998

                               DAVIS TAX-FREE HIGH
                                INCOME FUND, INC.

        124 East Marcy Street, P.O. Box 1688, Santa Fe, New Mexico 87501
================================================================================

              Directors                   Officers
              Wesley E. Bass, Jr          Jeremy H. Biggs
              Jeremy H. Biggs.               Chairman
              Marc P. Blum                Shelby M.C. Davis
              Andrew A. Davis                President
              Christopher C. Davis        Kenneth C. Eich
              Jerry D. Geist                 Vice President
              D. James Guzy               Sharra L. Reed
              G. Bernard Hamilton            Vice President, Treasurer
              LeRoy E. Hoffberger            & Assistant Secretary
              Laurence W. Levine          Thomas D. Tays
              Christian R. Sonne             Vice President & Secretary
                                          Andrew A. Davis
                                             Vice President
Investment Adviser                        Christopher C. Davis
Davis Selected Advisers, L.P.                Vice President
124 East Marcy Street                     Carolyn H. Spolidoro
Santa Fe, New Mexico  87501                  Vice President
1-800-279-0279

Distributor
Davis Distributors, LLC
124 East Marcy Street
Santa Fe, New Mexico  87501

Transfer Agent & Custodian
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, MA  02266-8406

Counsel
D'Ancona & Pflaum
30 North LaSalle Street
Chicago, Illinois  60602

Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street, Suite 2300
Denver, Colorado 80202

For more information about Davis Tax-Free High Income Fund including management fee, charges and expenses, see the current prospectus which must precede or accompany this report.